                                                    Registration No. 311-133173
                                                    File No. 811-21888

                                         UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC 20549

                                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
Pre-Effective Amendment No. 2                                           [X]
Post-Effective Amendment No.                                          [   ]

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
         Amendment No. 2

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                           OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
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                        (Exact Name of Registrant as Specified in Charter)

                       6803 South Tucson Way, Centennial, Colorado 80112-3924
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                        (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                                  Robert G. Zack, Esq.
                                 OppenheimerFunds, Inc.
   Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                           (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [   ]    on _______________ pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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The Registrant hereby amends the Registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE
SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER
TO SELL THESE SECURITIES, AND IT IS NOT SOLICITING AN OFFER TO BUY THESE
SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION

                  PRELIMINARY PROSPECTUS dated August 15, 2006

Oppenheimer
Institutional Money Market Fund

Prospectus dated August  __, 2006

     Oppenheimer  Institutional Money Market Fund is a money market mutual fund.
Its objective is to seek current  income and  stability of  principal.  The Fund invests in short-term, high-quality "money market" instruments.

     This Prospectus contains important  information about the Fund's objective, its  investment  policies,  strategies  and risks.  It also  contains  important information  about  how to buy and sell  shares  of the Fund and  other  account features.  Please read this Prospectus  carefully  before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this
Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Principal Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class E
                  Class L
                  Class P

                  How to Sell Shares
                  By Mail
                  By Telephone

                  Shareholder Account Rules and Policies

                  Dividends and Taxes

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Strategies

     WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund's objective is to seek current income and stability of principal.

WHAT DOES THE FUND INVEST IN? The Fund is a money market fund that invests in a variety of high-quality money market instruments to seek income. Money market instruments are short-term, high-quality, dollar-denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities. They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.

         To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally-recognized rating services. If unrated, a security must be determined by the Fund's investment manager to be of comparable quality to rated securities.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for institutional investors who want to earn income at money market rates while preserving the value of their investment. The Fund will invest in a variety of high-quality money market instruments to seek current income and stability of principal and to try to maintain a stable share price of $1.00. Income on short-term securities tends to be lower than income on longer term debt securities, so the Fund's yield will likely be lower than the yield on longer-term fixed income funds. The Fund also offers liquidity by providing access to a shareholder's investment, on any regular business day, through wire redemption privileges. The Fund does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Fund

All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. However, the Fund's investments must meet strict standards set by its Board of Trustees and special rules for money market funds under Federal law. Those standards include requirements for maintaining high credit quality in the Fund's portfolio, a short average portfolio maturity to reduce the effects of changes in prevailing interest rates and diversification of the Fund's investments among issuers to reduce the effects of a default by any one issuer on the Fund's overall portfolio.

         Even so, there are risks that the issuer of an obligation that the Fund holds could have its credit rating downgraded or could default, or that interest rates could rise sharply, causing the value of the Fund's investments (and its share prices) to fall. As a result, there is a risk that the Fund's shares could fall below $1.00 per share. If there is a high demand for the redemption of Fund shares that was not anticipated, The Fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

         There is also the risk that the value of your investment could be eroded over time by the effects of inflation or that poor security selection by the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), will cause the Fund to underperform other funds having similar objectives.

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An investment in the Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
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The Fund's Past Performance

Because the Fund recently commenced operations, prior performance information for a full calendar year is not yet available. After the Fund has commenced investment operations, you can contact the Transfer Agent at the toll-free telephone number on the back cover of this Prospectus, to obtain the Fund's performance information and the Fund's current 7-day yield information. Past performance is not necessarily an indication of how the Fund will perform in the future.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for the management of its assets, administration and other services. Those expenses are subtracted from the Fund's assets to calculate the
Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. The numbers below are based on the Fund's estimated expenses for its first fiscal year ending May 31, 2007.

Shareholder Fees. The Fund does not charge any initial sales charge to buy shares or to reinvest dividends. There are no redemption fees and no contingent deferred sales charges.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

-------------------------------- --------------------------- --------------------------- ---------------------------
                               Class E         Class L          Class P
                               Shares          Shares           Shares
-------------------------------- --------------------------- --------------------------- ---------------------------
-------------------------------- --------------------------- --------------------------- ---------------------------
Management Fees                   0.10%        0.10%            0.10%
-------------------------------- --------------------------- --------------------------- ---------------------------
-------------------------------- --------------------------- --------------------------- ---------------------------
Distribution (12b-1) Fees         N/A          N/A              0.25%
-------------------------------- --------------------------- --------------------------- ---------------------------
-------------------------------- --------------------------- --------------------------- ---------------------------
Other Expenses                    0.05%        0.05%            0.05%
-------------------------------- --------------------------- --------------------------- ---------------------------
-------------------------------- --------------------------- --------------------------- ---------------------------
Total Annual Operating Expenses    0.15%       0.15%            0.40%
-------------------------------- --------------------------- --------------------------- ---------------------------

EXAMPLE. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are the expenses shown in the table above. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

----------------------- ---------------------- ---------------------- ----------------------- ----------------------
                   1 Year       3 Years       5 years             10 years
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----------------------- ---------------------- ---------------------- ----------------------- ----------------------
Class E            $15          $48           $85                 $192
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Class L            $15          $48           $85                 $192
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Class P            $41          $129          $225                $506
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   Expenses may vary in future years. "Other Expenses" are estimates of transfer agent fees, custodial expenses, and accounting and legal expenses among others, based on the Manager's projections of what those expenses will be during the Fund's first fiscal year.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The Fund invests in short-term money market securities meeting quality standards established by its
Board of Trustees as well as rules that apply to money market funds under the
Investment Company Act of 1940, as amended (the "Investment Company Act"). The allocation of the Fund's portfolio among different types of money market investments may vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below.

         The Manager tries to reduce risks by diversifying investments and by carefully researching investments before they are purchased. The rate of the
Fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Fund will achieve its investment objective. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

What Does the Fund Invest In? Money market instruments are high-quality, short-term, dollar-denominated debt instruments. They may have fixed, variable or floating interest rates. All of the Fund's money market investments must meet the special quality and maturity requirements set under the Investment Company Act and the special standards set by the
         Fund's Board of Trustees, described briefly below. The following is a brief description of the types of money market securities the Fund may invest in.
     o  U.S.  Government   Securities.   These  include  obligations  issued  or
guaranteed by the U.S.  Government or any of its agencies or  instrumentalities.
Some are direct obligations of the U.S. Treasury,  such as Treasury bills, notes and bonds,  and are supported by the full faith and credit of the United States.
Other U.S. government  securities,  such as pass-through  certificates issued by the Government National Mortgage  Association ("Ginnie Mae"), are also supported by the full faith and credit of the U.S.  government.  Some are supported by the
right  of  the  issuer  to  borrow  from  the  U.S.   Treasury   under   certain
circumstances,  such as Federal National Mortgage Association ("Fannie Mae") and
Federal Home Loan Mortgage Corporation ("Freddie Mac").
     o Bank Obligations.  The Fund can invest in time deposits,  certificates of deposit and bankers' acceptances.  These obligations must be denominated in U.S.
dollars, even if issued by a foreign bank.
     o   Commercial Paper. Commercial paper is short-term, unsecured promissory notes of domestic or foreign companies or other financial firms. The
         Fund may buy commercial paper only if it matures in nine months or less from the date of purchase.
     o   Corporate Debt Obligations. The Fund can invest in other short-term corporate debt obligations, besides commercial paper, that, at the time of purchase, meet the Fund's quality standards, described below.
     o   Other Money Market Obligations. The Fund may invest in money market obligations other than those listed above if they are subject to repurchase agreements or are guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Fund or by a domestic bank that meets credit criteria set by the
         Fund's Board of Trustees.

         Additionally, the Fund may buy other money market instruments that its
Board of Trustees approves from time to time. They must be U.S.
dollar-denominated short-term investments that the Manager must determine to have minimal credit risks.

         Currently, the Fund's Board of Trustees has approved the purchase of dollar-denominated obligations of foreign banks (payable in the U.S. or in other approved locations), floating or variable rate demand notes, asset-backed securities, repurchase agreements, and bank loan participation agreements. Their purchase may be subject to restrictions adopted by the Board of Trustees from time to time.

Investments By Other Oppenheimer Funds. Class E shares of the Fund are offered as an investment to funds managed or sub-advised by the Manager (the
"Oppenheimer Funds") as a "sweep" investment for the Oppenheimer Funds'
uninvested cash, including investments by "funds of funds." The Fund's Board of
Trustees has approved making the Fund's shares available as an investment to those funds. The Oppenheimer Funds may invest all or a portion of their uninvested cash in shares of the Fund and, either individually and/or collectively, they may own a significant portion of the Fund's shares. The
Oppenheimer Funds may increase or reduce the amount of their investments in the
Fund frequently, which may occur on a daily basis under volatile market conditions. Depending on a number of factors, such as the flows of cash into and from the Fund as a result of the activity of other investors and the Fund's then-current liquidity the Oppenheimer Funds' purchases and redemptions could require the Fund to purchase or sell portfolio securities, if the size of the
Oppenheimer Funds' purchases or redemptions were significant relative to the size of the Fund. Such purchases or redemptions of portfolio securities may increase the Fund's transaction costs and/or reduce its performance.

WHAT CREDIT QUALITY AND MATURITY STANDARDS APPLY TO THE FUND'S INVESTMENTS?
Money market instruments are subject to credit risk, which is the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due. The Fund may buy only those investments that meet standards set by its Board of Trustees and by the Investment Company Act rules for money market funds.

         In general, the Fund buys only high-quality investments that the
Manager believes present minimal credit risk at the time of purchase.
"High-quality" investments are:
     o rated in one of the two highest short-term rating categories of two national rating organizations, or o rated by one rating organization in one of the two highest rating categories (if only one rating
         organization has rated the investment), or

     o   unrated investments, subject to review by the Fund's Board of Trustees, that the Manager determines are comparable in quality to the two highest rating categories.

         The Investment Company Act rules for money market funds also limit the amount of the Fund's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Fund's investment risks. Generally a security's maturity must not exceed 397 days. Finally, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE. The Board of Trustees
of the Fund may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.
Fundamental policies cannot be changed without the approval of a majority of the
Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Some investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional
Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques involve risks, although some of them are designed to help reduce overall investment or market risks. The Statement of
Additional Information contains more information about some of these practices.

Floating Rate/Variable Rate Notes. The Fund can purchase notes with floating or variable interest rates. Variable rates are adjustable at stated
         periodic intervals. Floating rates are adjusted automatically according to a specified market rate or benchmark, such as the prime rate of a bank. If the maturity of a note is greater than 397 days, it may be purchased only if it has a demand feature. That feature must permit the
         Fund to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding
         397 days from purchase.
Obligations of Foreign Banks and Foreign Branches of U.S. Banks. The Fund can
         invest in U.S. dollar-denominated securities of foreign banks that are payable in the U.S. or in other locations approved by the Fund's Board of Trustees. It can also buy dollar-denominated securities of foreign branches of U.S. banks. These securities have investment risks different from obligations of domestic branches of U.S. banks. Risks that may affect the bank's ability to pay its debt include:
     o political and economic developments in the country in which the bank or branch is located, o imposition of withholding taxes on interest income payable on the securities, o seizure or nationalization of foreign deposits, o the establishment of exchange control regulations, and o the adoption of other governmental restrictions that might affect the payment of principal and interest on those securities.

         Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.
Bank Loan Participation Agreements. The Fund can invest in bank loan participation agreements. They provide the Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower or guarantor that is obligated to make principal and interest payments on the loan. Because the participation agreements are not rated the Fund will make the determination that the borrower or guarantor has received a short-term rating on a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the underlying loan. The
         Fund's investments in bank loan participation agreements will be subject to the Fund's limits on investments in illiquid securities.
Asset-Backed Securities. The Fund can invest in asset-backed investments. These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to investors, such as the Fund.

         These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the credit enhancement generally applies only to a fraction of the security's value. If the issuer of the security has no security interest in the related collateral, there is the risk that the Fund could lose money if the issuer defaults.
Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than 7 days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less.
Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they can be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Fund or additional costs.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
         Statements of Investments on Form N-Q, which are filed with the
         Securities and Exchange Commission (the "SEC") no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

         A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
         Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement which states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment advisor since January 1960.
The Manager and its subsidiaries and controlled affiliates managed more than
$215 billion in assets as of June 30, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008.

     Advisory Fees. Under the Investment Advisory  Agreement,  the Fund pays the
Manager an advisory fee at an annual rate of 0.10% of average annual net assets.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory contract will be available in the Fund's Semi-Annual
Report to the shareholders for the period ended November 30, 2006.

     Portfolio Manager.  The Fund's portfolio is managed by Carol E. Wolf who is primarily responsible for the day-to-day management of the Fund's investments.

     Ms. Wolf has been the Fund's portfolio  manager since  inception.  Ms. Wolf has  been a  Senior  Vice  President  of the  Manager  since  June  2000  and of
HarbourView  Asset Management  Corporation  since June 2003 and is an officer of five other  portfolios in the  OppenheimerFunds  complex.  She was formerly Vice
President of the Manager from June 1990 through June 2000.

     The Statement of Additional  Information  provides  additional  information about the Portfolio Manager's compensation, other accounts they manage and their ownership of Fund shares.

Pending Litigation. A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants)
in the U.S. District Court for the Southern District of New York on January 10,
2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the
Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.
The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

         In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

         The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.

ABOUT YOUR ACCOUNT

How to Buy Shares

Class E and Class L shares of the Fund may be purchased as described below.
Class P shares are not currently being offered by the Fund. The Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through a Financial Intermediary. When offered, Class P shares can only be purchased through a dealer, broker or financial institution that has a sales agreement with the Distributor. The dealer or other financial intermediary will place the order with the Distributor on an investor's behalf. A broker or dealer may charge a processing fee for that service.
Buying Shares Through the Distributor. To purchase Class L shares, complete an institutional account application and return it to "OppenheimerFunds
         Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If
         you don't list a dealer on the application, the Distributor will act as your agent in buying Class L shares.

         We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. Class E shares may only be purchased by the Manager or other
         Oppenheimer Funds.
o        Paying by Federal Funds Wire. Shares purchased through the Distributor must be paid for by Federal Funds wire. Purchase orders will not become effective on any day unless the Federal Funds wire payment is initiated prior to the time that the Fund's net asset value is calculated and is received prior to the Fund's close of business, as described below. For more information regarding Federal Funds wires and instructions, please call 1.800.645.2028.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000,000 and make additional investments at any time in any amount. No minimum investment requirement applies to Class E shares or to the reinvestment of dividends from the Fund in any class. You do not need to maintain a minimum balance in your Fund account.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share. No initial sales charge applies. The offering price that applies to a purchase order is the next net asset value calculated after the purchase order is accepted. The Fund's net asset value per share is calculated one hour after the close of the New York Stock Exchange (the "NYSE"), on any day that the NYSE is open for trading (referred to in this Prospectus as a "regular business day").  The NYSE generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days.

Payment by Federal Funds wire must be initiated prior to the time that the
Fund's net asset value is calculated and must be received by the Fund's close of business, which is usually 90 minutes after the close of the NYSE. Fed wire purchase orders that are received on days the Federal Reserve Bank of Kansas
City is closed will not be accepted until the wire payment is received, which will generally be on the next business day.

Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of Class P purchase orders.

Net Asset Value. The net asset value per share for each share class is determined by dividing the value of the Fund's net assets attributable to the class by the number of shares of the class that are outstanding on that day.
Under a policy adopted by the Fund's Board of Trustees, the Fund uses the amortized cost method to determine its net asset value. The Fund intends to accrue all income daily to preserve a net asset value of $1.00 per share.
However, there is no guarantee the Fund will be able to maintain a stable $1.00 net asset value. Newly-purchased shares will begin to accrue dividends on the day the purchase order is accepted. The Fund's dividends normally are calculated one hour after the close of trading on the NYSE on each regular business day.

The Fund currently offers investors two different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and therefore may have different returns. .

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Class E Shares. Class E shares are only offered to the Manager and to other
Oppenheimer Funds.

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Class L Shares. Class L shares are offered directly to institutional investors.
Class P Shares. Class P shares are not currently offered by the Fund.

WHO CAN BUY CLASS E SHARES? Class E shares are sold at net asset value per share without any initial sales charge. Class E shares are only sold to the Manager and to other Oppenheimer Funds.

HOW CAN YOU BUY CLASS L SHARES? Class L shares are sold at net asset value per share without any initial sales charge.

HOW CAN YOU BUY CLASS P SHARES? Although Class P shares are not currently being offered, they will normally be sold at net asset value per share without any initial sales charge. Class P shares may only be sold through an investment professional. Additional processing fees may apply to your investment in Class P shares of the Fund through a broker or other investment professional.

Service (12b-1) Plan

Service Plan for Class P Shares. The Fund has adopted a Service Plan for Class
         P shares that reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class P shares.
         Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class P shares of the Fund. The
         Distributor uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class P shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this Prospectus because they are not paid by the Fund.

       "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the
Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the
Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor or the Transfer
Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

       The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

     Purchasing   Shares.   You  may  purchase   shares  by  phone,  by  calling
1.800.645.2028 for instructions.

     Selling Shares. You can redeem shares by phone, by calling  1.800.645.2028.
Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX. You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier) at
1.303.768.1299. Please call 1.800.645.2028 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

How to Sell Shares

     You can sell  (redeem)  some or all of your shares on any regular  business day. Your shares will be sold at the next net asset value  calculated after your
order  is  received  by  the  Transfer  Agent  or  your   authorized   financial
intermediary in proper form (which means that it must comply with the procedures described  below) to be accepted by the Transfer  Agent.  The Fund lets you sell your  shares by  writing a  letter,  by fax,  or by  telephone.  All  redemption proceeds except for cash sweep  redemptions  will be sent by Federal Funds wire.
Redemption  proceeds  will not be mailed  by check.  If  redemption  orders  are received  prior to the time  that the  Fund's  net  asset  value is  calculated, proceeds from such redemption will normally be wired out that same day.  Federal wire redemption requests that are received on days when the Federal Reserve Bank of Kansas City is closed will receive the next net asset value  calculated,  but the  redemption  proceeds will not be transmitted to the investor until the next day on which  the  Federal  Reserve  Bank of  Kansas  City is open,  which  will generally be the next  business  day. If you have  questions  about any of these procedures  please  call  the  Transfer  Agent  first,  at  1.800.645.2028,  for assistance.

         Shareholders will not earn a dividend on the day a redemption request is received. If redemption orders are received prior to the time that the Fund's net asset value is calculated, proceeds from such redemption will normally be wired out that same day. It is important to note that redemption orders placed later in the day - especially between 3:00 p.m. and 5:00 p.m. Eastern time -
will be processed by the Fund, but your bank account or your account with your financial intermediary may not receive the proceeds in a timely manner if the
Federal Reserve Bank branch is experiencing delays in the transfer of funds.
After a redemption order has been processed by the Fund and a redemption wire has been initiated, neither the Fund nor the Transfer Agent will assume any responsibility for the performance of the shareholder's receiving bank, or any of its intermediaries. You are advised to place your redemption orders as early in the day as possible.

When Do I Need A Medallion Signature Guarantee to Redeem Shares? A medallion signature guarantee will be required if you would like to change your current bank designation and did not provide a Medallion Signature Guarantee on the account application.

         Any redemption request that requires money to go to an account other than that designated on the account application must be in writing and signed by an authorized person designated on the account application.

     Where Can You Obtain a Medallion  Signature Guarantee A Medallion signature guarantee is designed to protect  your  account  from fraud.  Obtain a Medallion signature guarantee from a bank or trust company,  savings  association,  credit union or broker,  dealer, or securities  exchange member. A notary public cannot provide a medallion signature guarantee.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must include your title in the signature and may be requested to provide additional information.

Receiving Proceeds by Wire. The proceeds of the shares you sell will be sent by
         Federal Funds wire to a previously designated bank account. It must be a commercial bank that is a member of the Federal Reserve wire system.
         To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.645.2028.

     HOW DO YOU  SELL  SHARES  BY  MAIL.  Write a  letter  of  instruction  that includes:  o Your name o The Fund's name o Your Fund  account  number (from your account  statement) o The dollar amount or number of shares to be redeemed o Any special payment  instructions o The signatures of all registered  owners exactly as the account is  registered,  and o Any  special  documents  requested  by the
Transfer Agent to assure proper  authorization  of the person asking to sell the shares.

Use the following address for requests by mail:      Send courier or express mail requests to:
OppenheimerFunds Services                            OppenheimerFunds Services
P.O. Box 5270                                        10200 E. Girard Avenue, Building D
Denver, Colorado 80217                               Denver, Colorado 80231

         Your shares will be sold at the next net asset value calculated after your order is received by the Transfer Agent in proper form (which means that it must comply with the procedures described herein).

HOW DO YOU SELL SHARES BY TELEPHONE. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent prior to the time that the Fund's net asset value is calculated on that day.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions by Wire. The Federal Funds wire of the redemption proceeds will normally be transmitted on the business day that the Fund receives your order; provided that such order is received in proper form (which means that it must comply with the procedures described herein) prior to the time that the Fund's net asset value is calculated. There is a possibility that the wire may be delayed up to seven days to enable the
         Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH A FINANCIAL INTERMEDIARY? The Distributor has made arrangements to repurchase Fund shares from dealers, brokers and financial institutions on behalf of their customers. Brokers, dealers or other financial intermediaries may charge a processing fee for that service. If shares are held in the name of a dealer or other financial intermediary, they must be redeemed through the dealer or other financial intermediary.

     Will I Pay a Sales Charge When I Sell My Shares? The Fund does not charge a fee  when  you  redeem  shares  of this  Fund  that you  bought  directly  or by reinvesting dividends or distributions from this Fund.

Shareholder Account Rules and Policies

         More information about the Fund's policies and procedures for buying and selling shares is contained in the Statement of Additional Information.

No Annual "Minimum Balance Fee" is assessed on any Fund account. You do not need to maintain a minimum balance in your Fund account.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases or redemptions may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing. The Transfer Agent and the
         Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
         Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Payment for redeemed shares ordinarily is made in cash and transmitted on the business day that the Fund receives your order; provided that such order is received in proper form (which means that it must comply with the procedures described herein) prior to the time that the Fund's net asset value is calculated. There is a possibility, however, that the wire may be delayed up to seven days. Further, under unusual circumstances determined by the SEC, payment may be delayed or suspended.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security number or Employer
         Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances to open corporate accounts. The Fund or the Transfer
         Agent may use this information to attempt to verify an investor's identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify an investor's identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem the shares and close the account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds if you fail to furnish the Fund your correct, certified Social Security or Employer
         Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to investors, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.645.2028. You may also notify the Transfer
         Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
         Transfer Agent receives your request to stop householding.

Dividends and Taxes

DIVIDENDS. The Fund intends to declare dividends from net investment income one hour after the close of trading on the NYSE on each regular business day based on its respective estimated daily net income to shareholders of record. To the extent actual income is greater or lesser than the estimated amount, adjustments to the accrual will be made on the following business day. These dividends accrue daily and are distributed on the last business day of each month.

To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains. Daily dividends will be declared but not paid on newly purchased shares before Federal Funds are available to the Fund from the purchase payment for such shares.

CAPITAL GAINS. The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Fund does not seek capital gains, it could realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have three options: Reinvest All Distributions in the Fund.
You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by Federal Fund wire.
Receive All Distributions in Cash. You can elect to receive cash for all dividends and capital gains distributions forwarded by Federal Funds wire.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. The
Fund expects that its distributions will consist primarily of ordinary income, which is subject to Federal income tax and may be subject to state or local taxes. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

         The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.
It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distributions requirements.

         Because the Fund seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

         In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain Federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

Financial information for the Fund is not provided because, as of the date of this Prospectus, the Fund had not commenced operations.

INFORMATION AND SERVICES

For More Information on Oppenheimer Institutional Money Market Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance will be available in the Fund's Annual and
Semi-Annual Reports to shareholders. The Annual Report will include a discussion of market conditions and investment strategies that significantly affect the
Fund's performance during its fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.645.2028)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270 Denver, Colorado
                                            80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------

------------------------------------------- ---------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Fund's shares are distributed by:
The Fund's SEC File No. 811-21888      [logo] OppenheimerFunds Distributor, Inc.

Printed on recycled paper.

                              Subject to Completion

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND
MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION
STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS
PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES, AND IT IS NOT SOLICITING AN
OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT
PERMITTED.

-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund
-------------------------------------------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.645.2028

Statement of Additional Information dated August [      ], 2006

         This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated August [ ], 2006. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer
Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, by
calling the Transfer Agent at the toll-free number shown above.

Contents                                                                   Page

About the Fund
Additional Information about the Fund's Investment Policies and Risks..............................................
     The Fund's Investment Policies................................................................................
     Other Investment Strategies...................................................................................
     Investment Restrictions.......................................................................................
     Disclosure of Portfolio Holdings..............................................................................
How the Fund is Managed............................................................................................
     Organization and History......................................................................................
     Board of Trustees and Oversight Committees....................................................................
     Trustees and Officers of the Fund.............................................................................
     The Manager...................................................................................................
     Service Plan .................................................................................................
Payments to Fund Intermediaries
Performance of the Fund............................................................................................

About Your Account
How To Buy Shares..................................................................................................
How To Sell Shares.................................................................................................
Dividends and Taxes................................................................................................
Additional Information About the Fund..............................................................................

Financial Information About the Fund
Independent Registered Public Accounting Firm's Report.............................................................
Financial Statements...............................................................................................

Appendix A: Ratings Definitions.............................................A-1
Appendix B: Industry Classifications...................................... .B-1
-------------------------------------------------------------------------------------------------------------------

A B O U T  T H E  F U N D
-------------------------------------------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

     The investment  objective and the principal investment policies of the Fund are  described  in the  Prospectus.  This  Statement of  Additional  Information
("SAI") contains supplemental  information about those policies and the types of securities  that the Fund's  investment  adviser,  OppenheimerFunds,  Inc.  (the
"Manager"),  may select for the Fund. Additional  explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The Fund's objective is to seek current income and stability of principal. The Fund will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Fund may be affected by changes in general interest rates.

         Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.
Conversely, if interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Fund, since the Fund does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest regardless of the security's market value fluctuation. At times, however, the
Fund may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or for other considerations. The Fund may also do so to generate cash to satisfy redemptions of Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.

         |X| Ratings of Securities -- Portfolio Quality, Maturity and
Diversification. Rule 2a-7 of the Investment Company Act of 1940, as amended
(the "Investment Company Act") places restrictions on a money market fund's investments. Under that Rule, the Fund may purchase only those securities that the Manager, under procedures approved by the Fund's Board of Trustees (the
"Board"), has determined have minimal credit risks and are "Eligible
Securities." The rating restrictions described in the Prospectus and this SAI do not apply to banks in which the Fund's cash is kept.

         An "Eligible Security" is one that has a remaining maturity of 397 calendar days or less and has been rated in one of the two highest short-term rating categories for short-term debt obligations by any two "nationally recognized statistical rating organizations," if two such organizations have rated it. The term "nationally recognized statistical rating organization" is defined in Rule 2a-7 and is referred to as a "Rating Organization" in this SAI.
If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager, subject to review by the Fund's
Board, to be of comparable quality to Eligible Securities rated by Rating
Organizations may also be an "Eligible Security" under Rule 2a-7.

         Rule 2a-7 permits the Fund to purchase any number of "First Tier
Securities." These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by two Rating Organizations, if two such organizations have rated it. If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that Rating Organization. Comparable unrated securities may also be determined to be First Tier Securities.

         Under Rule 2a-7, the Fund may invest up to only 5% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not "First
Tier Securities" as described above. In addition, the Fund may not invest more than:
     o   5% of its total assets in the securities of any one issuer (other than
         U.S. Government Securities, as defined below); provided, however, that the Fund may invest up to 25% of its total assets in the First Tier
         Securities of a single issuer for a period of up to three business days after the acquisition thereof; provided, further, that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing proviso at any time or
     o   1% of its total assets or $1 million (whichever is greater) in Second
         Tier Securities of any one issuer (other than U.S. Government
         Securities, as defined below).

         Under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and any single portfolio investment may not exceed 397 calendar days remaining to maturity. The Board regularly reviews reports from the Manager to show the Manager's compliance with the
Fund's procedures and with this Rule.

         If a security's credit rating is downgraded, the Manager and/or the
Board may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the
Fund's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it.

         If the Fund disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an
Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in the best interests of the Fund to dispose of the security.

     The Rating  Organizations  currently  designated  as  nationally-recognized statistical  rating  organizations  by the  Securities  and Exchange  Commission
("SEC") are A.M.  Best Company,  Inc.,  Dominion  Bond Rating  Service  Limited,
Standard  &  Poor's  (a  division  of the  McGraw-Hill  Companies),  Moody's
Investors  Service,  Inc.  and  Fitch,  Inc.  Appendix  A to this  SAI  contains descriptions of the rating categories of those Rating Organizations.  Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above.

         |X| U.S. Government Securities. U.S. government securities are
obligations issued or guaranteed as to principal or interest by the U.S.
Government or its agencies or instrumentalities. They include Treasury Bills
(which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

         U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration,
Farmers Home Administration, Export-Import Bank of the United States, Small
Business Administration, Government National Mortgage Association ("Ginnie
Mae"), General Services Administration, Bank for Cooperatives, Federal Home Loan
Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit
Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley
Authority and the District of Columbia Armory Board.

         Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always backed by the full faith and credit of the
United States. Some, such as securities issued by the Federal National Mortgage
Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie
Mac"), are backed by the right of the agency or instrumentality to borrow from the Treasury. If the securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the
United States if the issuing agency or instrumentality does not meet its commitment.

         Among the U.S. government securities that may be purchased by the Fund are "mortgage-backed securities" issued by Fannie Mae, Ginnie Mae and Freddie
Mac. Timely payment of principal and interest on Ginnie Mae pass-through securities is guaranteed by the full faith and credit of the United States.
These mortgage-backed securities include "pass-through" securities and
"participation certificates." Both types of securities are similar, in that they represent pools of mortgages that are assembled by a vendor who sells interests in the pool. Payments of principal and interest by individual mortgagors are
"passed through" to the holders of the interests in the pool. Another type of mortgage-backed security is the "collateralized mortgage obligation." It is similar to a conventional bond and is secured by groups of individual mortgages.

         |X| Time Deposits and Other Bank Obligations. The types of U.S. "banks"
whose securities the Fund may buy include commercial banks, savings banks, and savings and loan associations, which may or may not be members of the Federal
Deposit Insurance Corporation. The Fund may also buy securities of "foreign banks" that are:
     o foreign  branches  of U.S.  banks  (which may be issuers of  "Eurodollar"
money market instruments),  o U.S. branches and agencies of foreign banks (which may be  issuers of  "Yankee  dollar"  money  market  instruments),  or o foreign branches of foreign banks.

         The Fund may invest in fixed "time deposits". These are non-negotiable deposits in a bank for a specified period of time at a stated interest rate.
They may or may not be subject to withdrawal penalties. However, the Fund's investments in time deposits that are subject to penalties (other than time deposits maturing in less than 7 days) are subject to the 10% investment limitation for investing in illiquid securities, set forth in "Illiquid and
Restricted Securities" in the Prospectus and this SAI.

         The Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S.
banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries or banks may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and a Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of a
Fund held overseas will be held by foreign branches of the custodian for the
Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

         The Fund will buy bank obligations only from a domestic bank with total assets of at least $2.0 billion or from a foreign bank with total assets of at least $30.0 billion. Those asset requirements apply only at the time the obligations are acquired.

         |X| Insured Bank Obligations. The Federal Deposit Insurance Corporation
(the "FDIC") insures the deposits of banks and savings and loan associations up to $100,000 per investor. Within the limits set forth in the Prospectus, the
Fund may purchase bank obligations that are fully insured as to principal by the
FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank. If the principal amount and accrued interest together exceed $100,000, then the accrued interest in excess of that $100,000 will not be insured.

         |X| Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities. If the Fund invests in bank loan participation agreements, they are not expected to exceed 5% of the
Fund's total assets. Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan. Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank. Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

         |X| Asset-Backed Securities. These securities, issued by trusts and special purpose corporations, are backed by pools of assets, primarily automobile and credit-card receivables and home equity loans. They pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

         Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

         The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.
The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

|X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

         In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. An "approved vendor" may be a U.S. commercial bank, the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government securities; provided however, if a broker dealer is a subsidiary of a U.S. commercial bank or the U.S. branch of a foreign bank, such broker dealer does not need to be designated as a primary dealer in government securities. They must meet the credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities.
Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Other Investment Strategies

         |X| Floating Rate/Variable Rate Obligations. The Fund may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard. The rate on the investment is adjusted automatically each time the market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of not less than one year. Some variable rate or floating rate obligations in which the Fund may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit.

         Variable rate demand notes may include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Fund, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest. The issuer must give a specified number of days' notice to the holders of those obligations. Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

         Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded. Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations usually are not rated by credit rating agencies. The Fund may invest in obligations that are not rated only if the
Manager determines at the time of investment that the obligations are of comparable quality to the other obligations in which the Fund may invest. The
Manager, on behalf of the Fund, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio on an ongoing basis.

         |X| Illiquid and Restricted Securities. Under the policies and
procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.

         Illiquid securities the Fund can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, certain participation interests other than those with puts exercisable within seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Fund at a time when such sale would be desirable.

              A restricted security may have terms that limit its resale to other investors or may require registration under applicable laws before it may be sold publicly. There are restricted securities that are not illiquid that the
Fund can buy. They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are not related to current transactions of the issuer and therefore are not exempt from registration as commercial paper.

Investment Restrictions

         |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.
Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
              o    67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
              o    more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this SAI, as appropriate. The Fund's principal investment policies are described in the Prospectus.

         |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund as contemplated by the Investment Company Act. The limitations of the following policies may be changed to the extent that the corresponding provisions of the Act are changed by amendment, exemptive or interpretive relief:

              o   The Fund cannot make any investment inconsistent with the
                  Fund's classification as a diversified investment company
                  under the Investment Company Act.

              o   The Fund cannot invest more than 5% of its total assets in the securities of any issuer (except the U.S. government or its agencies or instrumentalities); provided, however, that the
                  Fund may invest up to 25% of its total assets in the First
                  Tier Securities of a single issuer for a period of up to three business days after the acquisition thereof; provided,
                  further, that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing proviso at any time.
              o  The Fund cannot invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S.
                  Government and its agencies and instrumentalities and certain instruments issued by domestic banks) but can invest more than
                  25% of its total assets in a group of industries.
              o   The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
              o   The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
              o   The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
                  Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
              o   The Fund may not underwrite securities issued by others,
                  except to the extent that a Fund may be considered an
                  underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own
                  portfolio.
              o   The Fund cannot issue senior securities to the extent such issuance would violate applicable law.

         Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         Certain of the above restrictions apply to the Fund only to the extent required by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom. If the applicable provisions of the Investment Company
Act, the rules or regulations or any exemption should change, those restrictions will automatically change to reflect the new requirements. Therefore those fundamental policies may be changed without notice and without a shareholder vote.

         Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. Also, presently under the
Investment Company Act the Fund may lend its portfolio securities in an amount not to exceed 33 1/3 percent of the value of its total assets. In addition, the
Investment Company Act requires the Fund to adopt a fundamental policy regarding investments in real estate. Although the Fund is not expected to invest in real estate, to the extent consistent with the Fund's investment objective and its policies, the Fund would be permitted to invest in debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate. Although unlikely, it is possible that the Fund could, as a result of an investment in debt securities of an issuer, come to hold an interest in real estate if the issuer defaulted on its debt obligations. Presently, under the
Investment Company Act a registered mutual fund cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of its total assets.

     |X| Does the Fund Have Additional  Restrictions  That Are Not "Fundamental"
Policies?

         The Fund has additional operating policies that are not "fundamental,"
and which can be changed by the Board of Trustees without shareholder approval, including the following.

o The Fund cannot invest in securities of other investment companies.

o For purposes of the Fund's policy not to concentrate  its investments in securities  of issuers in any one  industry,  the Fund has adopted the  industry classifications  set forth in Appendix B to this SAI. This classification is not a fundamental policy.

Disclosure of Portfolio Holdings. The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer
Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b)
is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

     Public  Disclosure.   The  Fund's  portfolio  holdings  are  made  publicly
available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q, which are publicly available at the SEC.

              Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

      The Fund, the Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager, and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be
"compensation" or "consideration" for these purposes. It is a violation of the
Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than
30-days after the relevant month-end, subject to the procedures below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o                 The third-party recipient must first submit a request for
                  release of Fund portfolio holdings, explaining the business reason for the request;
o                 Senior officers (a Senior Vice President or above) in the
                  Manager's Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o                 The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2)
is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer
Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

     o Employees of the Fund's Manager,  Distributor and Transfer Agent who need to have access to such  information  (as  determined by senior  officers of such entity),

o The Fund's independent registered public accounting firm, o Members of the
Fund's Board and the Board's legal counsel, o The Fund's custodian bank, o A proxy voting service designated by the Fund and its Board, o Rating/ranking organizations (such as Lipper and Morningstar), o Portfolio pricing services retained by the Manager to provide portfolio security prices, and o Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.
Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

     o Brokers and dealers in connection with portfolio transactions  (purchases and  sales) o Brokers  and  dealers to obtain  bids or bid and asked  prices (if securities  held by the  Fund  are not  priced  by the  fund's  regular  pricing services) o Dealers to obtain price  quotations where the fund is not identified as the owner

      Portfolio holdings information (which may include information on the
Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager
Distributor, or Transfer Agent, in the following circumstances:

o                 Response to legal process in litigation matters, such as
                  responses to subpoenas or in class action matters where the
                  Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o                 Response to regulatory requests for information (the SEC,
                  NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for
                  information in inspections or for position reporting
                  purposes),
o        To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o        To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

         Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the
Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer of the Fund and the Manager, Distributor, and
Transfer Agent (the "CCO") shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the other funds advised by the Manager (the "Oppenheimer Funds") may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

               -----------------------------------------------------------------------------------------------------

               A.G. Edwards & Sons Fixed Income Securities Natexis Bleichroeder

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ABG Securities                           Fortis Securities                     Ned Davis Research Group

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ABN AMRO                                 Fox-Pitt, Kelton                      Nomura Securities

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Advest                                   Friedman, Billing, Ramsey             Pacific Crest

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AG Edwards                               Fulcrum Global Partners               Pacific Crest Securities

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American Technology Research             Garp Research                         Pacific Growth Equities

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Auerbach Grayson                         George K Baum & Co.                   Petrie Parkman

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Banc of America Securities               Goldman                               Pictet

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Barclays                                 Goldman Sachs                         Piper Jaffray Inc.

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Baseline                                 HSBC                                  Plexus

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Bear Stearns                             HSBC Securities Inc                   Prager Sealy & Co.

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Belle Haven                              ING Barings                           Prudential Securities

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Bloomberg                                ISI Group                             Ramirez & Co.

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

BNP Paribas                              Janney Montgomery                     Raymond James

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

BS Financial Services                    Jefferies                             RBC Capital Markets

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Buckingham Research Group                Jeffries & Co.                        RBC Dain Rauscher

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Caris & Co.                              JP Morgan                             Research Direct

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

CIBC World Markets                       JP Morgan Securities                  Robert W. Baird

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Citigroup                                JPP Eurosecurities                    Roosevelt & Cross

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Citigroup Global Markets                 Keefe, Bruyette & Woods               Russell Mellon

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Collins Stewart                          Keijser Securities                    Ryan Beck & Co.

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Craig-Hallum Capital Group LLC           Kempen & Co. USA Inc.                 Sanford C. Bernstein

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Credit Agricole Cheuvreux N.A. Inc.      Kepler Equities/Julius Baer Sec       Scotia Capital Markets

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Credit Suisse First Boston               KeyBanc Capital Markets               SG Cowen & Co.

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Daiwa Securities                         Leerink Swan                          SG Cowen Securities

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Davy                                     Legg Mason                            Soleil Securities Group

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Deutsche Bank                            Lehman                                Standard & Poors

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Deutsche Bank Securities                 Lehman Brothers                       Stone & Youngberg

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Dresdner Kleinwort Wasserstein           Lipper                                SWS Group

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Emmet & Co                               Loop Capital Markets                  Taylor Rafferty

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Empirical Research                       MainFirst Bank AG                     Think Equity Partners

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Enskilda Securities                      Makinson Cowell US Ltd                Thomas Weisel Partners

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Essex Capital Markets                    Maxcor Financial                      UBS

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Exane BNP Paribas                        Merrill                               Wachovia

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Factset                                  Merrill Lynch                         Wachovia Corp

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Fidelity Capital Markets                 Midwest Research                      Wachovia Securities

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

Fimat USA Inc.                           Mizuho Securities                     Wescott Financial

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

First Albany                             Morgan Stanley                        William Blair

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------

First Albany Corporation                 Morningstar                           Yieldbook

---------------------------------------- ------------------------------------- -------------------------------------

How the Fund Is Managed

Organization and History. The Fund is a diversified, open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in March
2006.

|X| Classes of Shares. The Trustees are authorized, without shareholder approval, to create new classes of shares, to reclassify unissued shares into additional classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

         The Fund currently has three classes of shares: Class E, Class L and
Class P. Class P shares are not currently offered by the Fund. All share classes invest in the same investment portfolio. Each class of shares:

o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        will generally have different returns,
o        will generally have separate voting rights on matters in which interests of one class are different from interests of another class,
         and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act, or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

The Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the
Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the
Investment Company Act, including transferring all or a portion of all of the
Fund's assets to another registered investment company in exchange for an interest or interests in such investment company, or selling its assets and investing the proceeds in such company, in compliance with applicable laws and regulations.

         Each of the Oppenheimer funds that invest in the Fund may be requested to vote on certain matters pertaining to the Fund. Those Oppenheimer funds have adopted Proxy Voting Policies and Procedures under which each of those funds, in its capacity as a shareholder in the Fund, will vote its securities in the same proportion as the vote of all other Fund shareholders. To the extent there is a vote specific to only Class E shareholders, the Oppenheimer funds will vote in the best interests of the shareholders of that class.

|X| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Fund)
to be held personally liable as a "partner" under certain circumstances.
However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.
Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee, a Governance Committee and a Proxy Committee. Each committee is comprised solely of Trustees who are not "interested persons" under the
Investment Company Act (the "Independent Trustees"). The members of the Audit
Committee are Joel W. Motley (Chairman), Mary F. Miller, Kenneth A. Randall and
Joseph M. Wikler. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department;
(iv) maintaining a separate line of communication between the Fund's independent
Auditors and the Independent Trustees; (v) reviewing the independence of the
Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the
Manager and certain affiliates of the Manager.

     The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman),  Matthew P. Fink, Phillip A. Griffiths,  Joel W. Motley and Brian F.
Wruble. The Regulatory &  Oversight  Committee  evaluates and reports to the
Board on the Fund's contractual arrangements,  including the Investment Advisory and Distribution Agreements,  transfer agency and shareholder service agreements and custodian  agreements as well as the policies and procedures  adopted by the
Fund to comply with the Investment  Company Act and other  applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

         The members of the Governance Committee are Phillip A. Griffiths
(Chairman), Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I. Wold. The
Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance Committee's Charter.

         The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

         To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance Committee will consider nominees recommended by Independent Board members or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008, to the attention of the Board of Trustees of Oppenheimer Institutional Money Market Fund, c/o the Secretary of the Fund.

         Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual
Life Insurance Company (the parent company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

         The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the
Board. There are no differences in the manner in which the Governance Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

         The members of the Proxy Committee are Russell S. Reynolds, Jr.
(Chairman), Matthew P. Fink and Mary F. Miller. The Proxy Committee provides the
Board with recommendations for the proxy voting of portfolio securities held by the Fund and monitors proxy voting by the Fund.

Except for Mr. Murphy, each of the Trustees is an Independent Trustee. In addition to the Fund, each Trustee is also a trustee or director of the following Oppenheimer funds (referred to as the "Board I Funds"):

Oppenheimer AMT-Free Municipals                             Oppenheimer Limited Term California Municipal Fund
Oppenheimer AMT-Free New York Municipals                    Oppenheimer Money Market Fund, Inc.
Oppenheimer Balanced Fund                                   Oppenheimer Multi-State Municipal Trust
Oppenheimer California Municipal Fund                       Oppenheimer Portfolio Series
Oppenheimer Capital Appreciation Fund                       Oppenheimer Real Estate Fund
Oppenheimer Developing Markets Fund                         Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Discovery Fund                                  Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Dividend Growth Fund                            Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Emerging Growth Fund                            Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Emerging Technologies Fund                      Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Enterprise Fund                                 Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Global Fund                                     Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Global Opportunities Fund                       Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Series Fund, Inc.
Oppenheimer Growth Fund                                     OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Diversified Fund                  OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Growth Fund                       Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer International Small Company Fund                Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer International Value Fund                        Oppenheimer U.S. Government Trust

------------------------------------------------------------ -------------------------------------------------------------- ---------

         In addition to being a Board Member of the each of the Board I Funds,
Messrs. Galli and Wruble are directors or trustees of ten other portfolios in the OppenheimerFunds complex.

         Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

         Messrs. Gillespie, Murphy, Petersen, Szilagyi, Vandehey, Wixted and
Zack and Mss. Wolf, Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of the date of this
Statement of Additional Information, the Fund had not commenced operations and the Trustees and officers of the Fund, as a group, did not own any shares of the
Fund. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the
Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

         Biographical Information. The Independent Trustees, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds
("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

                   Independent Trustees
------------------------------------------------------------ -------------------------------------------------------------- ---------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Name, Position(s) Held       Principal Occupation(s) During the Past 5 Years; Other           Dollar Range of     Aggregate Dollar
                                                                                                   Shares
                                                                                                Beneficially      Range Of Shares
with the Fund, Length of     Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                 Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ---------------------------------------
                                                                                                     As of December 31, 2005
---------------------------- ---------------------------------------------------------------- ---------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Clayton K. Yeutter,          Director of American Commercial Lines (barge company) (since     None              Over $100,000
Chairman of the Board of     January 2005); Attorney at Hogan & Hartson (law firm) (since
Trustees since 2003,         June 1993); Director of Covanta Holding Corp. (waste-to-energy
Trustee since 2006           company) (since 2002); Director of Weyerhaeuser Corp.
Age: 75                      (1999-April 2004); Director of Caterpillar, Inc.
                             (1993-December 2002); Director of ConAgra Foods
                             (1993-2001); Director of Texas Instruments
                             (1993-2001); Director of FMC Corporation
                             (1993-2001). Oversees 38 portfolios in the
                             OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Matthew P. Fink,             Trustee of the Committee for Economic Development (policy        None              Over $100,000
Trustee since 2006           research foundation) (since 2005); Director of ICI Education
Age: 65                      Foundation (education foundation) (since October 1991);
                             President of the Investment Company Institute
                             (trade association) (1991-2004); Director of ICI
                             Mutual Insurance Company (insurance company)
                             (1991-2004). Oversees 38 portfolios in the
                             OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Robert G. Galli,             A director or trustee of other Oppenheimer funds. Oversees 48    None              Over $100,000
Trustee since 2006           portfolios in the OppenheimerFunds complex.

Age: 73

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Phillip A. Griffiths,        Distinguished Presidential Fellow for International Affairs      None              Over $100,000
Trustee since 2006           (since 2002) and Member (since 1979) of the National Academy
Age: 67                      of Sciences; Council on Foreign Relations (since 2002);
                             Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon
                             Foundation (since 2001); Chair of Science Initiative Group
                             (since 1999); Member of the American Philosophical Society
                             (since 1996); Trustee of Woodward Academy (since 1983);
                             Foreign Associate of Third World Academy of Sciences; Director
                             of the Institute for Advanced Study (1991-2004); Director of
                             Bankers Trust New York Corporation (1994-1999); Provost at
                             Duke University (1983-1991). Oversees 38 portfolios in the
                             OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Mary F. Miller,              Trustee of the American Symphony Orchestra (not-for-profit)      None              $50,001-$100,000
Trustee since 2006           (since October 1998); and Senior Vice President and General
Age: 63                      Auditor of American Express Company (financial services
                             company) (July 1998-February 2003). Oversees 38
                             portfolios in the OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Joel W. Motley,              Director of Columbia Equity Financial Corp. (privately-held      None              Over $100,000
Trustee since 2006           financial adviser) (since 2002); Managing Director of Carmona
Age: 54                      Motley, Inc. (privately-held financial adviser) (since January
                             2002); Managing Director of Carmona Motley Hoffman
                             Inc. (privately-held financial adviser) (January
                             1998-December 2001); Member of the Finance and
                             Budget Committee of the Council on Foreign
                             Relations, the Investment Committee of the
                             Episcopal Church of America, the Investment
                             Committee and Board of Human Rights Watch and the
                             Investment Committee of Historic Hudson Valley.
                             Oversees 38 portfolios in the OppenheimerFunds
                             complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Kenneth A. Randall,          Director of Dominion Resources, Inc. (electric utility holding   None              Over $100,000
Trustee since 2006           company) (February 1972-October 2005); Former Director of
Age: 79                      Prime Retail, Inc. (real estate investment trust), Dominion

                             Energy Inc. (electric power and oil & gas producer),
                             Lumberman's Mutual Casualty Company, American
                             Motorists Insurance Company and American
                             Manufacturers Mutual Insurance Company; Former
                             President and Chief Executive Officer of The
                             Conference Board, Inc. (international economic and
                             business research). Oversees 38 portfolios in the
                             OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Russell S. Reynolds, Jr.,    Chairman of The Directorship Search Group, Inc. (corporate       None              $10,001-$50,000
Trustee since 2006           governance consulting and executive recruiting) (since 1993);
Age: 74                      Life Trustee of International House (non-profit educational organization); Founder, Chairman and Chief Executive Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at
                             J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic Air Command,
                             U.S. Air Force (1954-1958). Oversees 38 portfolios in the
                             OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Joseph M. Wikler,            Director of the following medical device companies: Medintec     None              Over $100,000
Trustee since 2006           (since 1992) and Cathco (since 1996); Director of Lakes
Age: 65                      Environmental Association (since 1996); Member of the
                             Investment Committee of the Associated Jewish
                             Charities of Baltimore (since 1994); Director of
                             Fortis/Hartford mutual funds (1994-December 2001).
                             Oversees 38 portfolios in the OppenheimerFunds
                             complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Peter I. Wold,               President of Wold Oil Properties, Inc. (oil and gas              None              Over $100,000
Trustee since 2006           exploration and production company) (since 1994); Vice
Age: 58                      President, Secretary and Treasurer of Wold Trona Company, Inc.
                             (soda ash processing and production) (since 1996);
                             Vice President of Wold Talc Company, Inc. (talc
                             mining) (since 1999); Managing Member of
                             Hole-in-the-Wall Ranch (cattle ranching) (since
                             1979); Director and Chairman of the Denver Branch
                             of the Federal Reserve Bank of Kansas City
                             (1993-1999); and Director of PacifiCorp. (electric
                             utility) (1995-1999). Oversees 38 portfolios in the
                             OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Brian F. Wruble,             General Partner of Odyssey Partners, L.P. (hedge fund) (since    None              Over $100,000
Trustee since 2006           September 1995); Director of Special Value Opportunities Fund,
Age: 63                      LLC (registered investment company) (since September 2004);
                             Director of Zurich Financial Investment Advisory
                             Board (since October 2004); Board of Governing
                             Trustees of The Jackson Laboratory (non-profit)
                             (since August 1990); Trustee of the Institute for
                             Advanced Study (non-profit educational institute)
                             (since May 1992); Special Limited Partner of
                             Odyssey Investment Partners, LLC (private equity
                             investment) (January 1999-September 2004); Trustee
                             of Research Foundation of AIMR (2000-2002)
                             (investment research, non-profit); Governor, Jerome
                             Levy Economics Institute of Bard College (August
                             1990-September 2001) (economics research); Director
                             of Ray & Berendtson, Inc. (May 2000-April 2002)
                             (executive search firm). Oversees 48 portfolios in
                             the OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

         Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy's positions with the
Fund, length of service in such positions and principal occupations and business affiliations during at least the past five years are listed in the chart below.
The chart also includes information about his beneficial share ownership in the
Fund and in all of the Supervised Funds. The address of Mr. Murphy is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.
Mr. Murphy serves as a Trustee and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

------------------------------------------------------------------------------------------------------------------------------------
                                                  Interested Trustee and Officer
------------------------------------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
Name, Position(s) Held      Principal Occupation(s) During the Past 5 Years; Other             Dollar Range      Aggregate Dollar
                                                                                                 of Shares
                                                                                               Beneficially      Range Of Shares
with Fund, Length of        Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
--------------------------- ----------------------------------------------------------------- --------------------------------------
                                                                                                     As of December 31, 2005
--------------------------- ----------------------------------------------------------------- --------------------------------------
--------------------------- ----------------------------------------------------------------- ----------------- --------------------

John V. Murphy,             Chairman, Chief Executive Officer and Director (since June        None              Over $100,000
President and Principal     2001) and President (since September 2000) of the Manager;
Executive Officer since     President and a director or trustee of other Oppenheimer funds;
2006 and Trustee since      President and Director of Oppenheimer Acquisition Corp. ("OAC")
2006                        (the Manager's parent holding company) and of Oppenheimer
Age: 57                     Partnership Holdings, Inc. (holding company subsidiary of the
                            Manager) (since July 2001); Director of
                            OppenheimerFunds Distributor, Inc. (subsidiary of
                            the Manager) (since November 2001); Chairman and
                            Director of Shareholder Services, Inc. and of
                            Shareholder Financial Services, Inc. (transfer agent
                            subsidiaries of the Manager) (since July 2001);
                            President and Director of OppenheimerFunds Legacy
                            Program (charitable trust program established by the
                            Manager) (since July 2001); Director of the
                            following investment advisory subsidiaries of the
                            Manager: OFI Institutional Asset Management, Inc.,
                            Centennial Asset Management Corporation, Trinity
                            Investment Management Corporation and Tremont
                            Capital Management, Inc. (since November 2001),
                            HarbourView Asset Management Corporation and OFI
                            Private Investments, Inc. (since July 2001);
                            President (since November 1, 2001) and Director
                            (since July 2001) of Oppenheimer Real Asset
                            Management, Inc.; Executive Vice President of
                            Massachusetts Mutual Life Insurance Company (OAC's
                            parent company) (since February 1997); Director of
                            DLB Acquisition Corporation (holding company parent
                            of Babson Capital Management LLC) (since June 1995);
                            Member of the Investment Company Institute's Board
                            of Governors (since October 3, 2003); Chief
                            Operating Officer of the Manager (September
                            2000-June 2001); President and Trustee of MML Series
                            Investment Fund and MassMutual Select Funds
                            (open-end investment companies) (November
                            1999-November 2001); Director of C.M. Life Insurance
                            Company (September 1999-August 2000); President,
                            Chief Executive Officer and Director of MML Bay
                            State Life Insurance Company (September 1999-August
                            2000); Director of Emerald Isle Bancorp and Hibernia
                            Savings Bank (wholly-owned subsidiary of Emerald
                            Isle Bancorp) (June 1989-June 1998). Oversees 91
                            portfolios in the OppenheimerFunds complex.

--------------------------- ----------------------------------------------------------------- ----------------- --------------------

         The other officers' positions with the Fund, length of service in such positions and principal occupations and business affiliations during at least the past five years are listed in the chart below. The addresses of the officers in the chart below are as follows: for Messrs. Gillespie and Zack and Ms. Bloomberg,
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Petersen, Szilagyi,
Vandehey and Wixted and Mss. Ives and Wolf, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------------------------------------------
                                                 Other Officers of the Fund
-----------------------------------------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Name, Position(s) Held with Fund,   Principal Occupation(s) During Past 5 Years
Length of Service, Age
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Carol E. Wolf, Senior Vice President of the Manager (since June 2000) and of
HarbourView Asset Vice President and Portfolio Management Corporation (since
June 2003); an officer of 6 portfolios in the Manager since 2006
OppenheimerFunds complex. Formerly Vice President of the Manager (June 1990-June
2000).
Age:  54

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Mark S. Vandehey,                   Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and Chief            Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer since 2006       Corporation and Shareholder Services, Inc. (since June 1983). Former Vice President and
Age: 55                             Director of Internal Audit of the Manager (1997-February 2004). An officer of 91 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Brian W. Wixted,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal Financial   following: HarbourView Asset Management Corporation, Shareholder Financial Services,
& Accounting Officer since 2006     Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
Age: 46                             Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments,

                                    Inc. (since March 2000), OppenheimerFunds
                                    International Ltd. (since May 2000),
                                    OppenheimerFunds plc (since May 2000), OFI
                                    Institutional Asset Management, Inc. (since
                                    November 2000), and OppenheimerFunds Legacy
                                    Program (charitable trust program
                                    established by the Manager) (since June
                                    2003); Treasurer and Chief Financial Officer
                                    of OFI Trust Company (trust company
                                    subsidiary of the Manager) (since May 2000);
                                    Assistant Treasurer of the following: OAC
                                    (since March 1999),Centennial Asset
                                    Management Corporation (March 1999-October
                                    2003) and OppenheimerFunds Legacy Program
                                    (April 2000-June 2003); Principal and Chief
                                    Operating Officer of Bankers Trust
                                    Company-Mutual Fund Services Division (March
                                    1995-March 1999). An officer of 91
                                    portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian Petersen,                     Assistant Vice President of the Manager (since August 2002); Manager/Financial Product
Assistant Treasurer since 2006      Accounting of the Manager (November 1998-July 2002). An officer of 91 portfolios in the
Age: 35                             OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian C. Szilagyi,                  Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer since 2006      Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of
Age: 36                             Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund
                                    Operations at American Data Services, Inc. (September 2000-May 2001). An officer of 91 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Robert G. Zack,                     Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Secretary since 2006                the Manager; General Counsel and Director of the Distributor (since December 2001);
Age: 58                             General Counsel of Centennial Asset Management Corporation (since December 2001);
                                    Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                    (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                    Assistant Secretary (since September 1997) and Director (since November 2001) of
                                    OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                    Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                    Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                    General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                    Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                    Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                    Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                    November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                    Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                    2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                    Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                    1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                    2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                    officer of 91 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Kathleen T. Ives,                   Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary since 2006      October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
Age: 40                             (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset

                                    Management Corporation (since October 2003); Vice President and Assistant Secretary of
                                    Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                                    Program and Shareholder Financial Services, Inc. (since December 2001); Assistant
                                    Counsel of the Manager (August 1994-October 2003). An officer of 91 portfolios in the
                                    OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Lisa I. Bloomberg,                  Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary since 2006      President (April 2001-April 2004), Associate General Counsel (December 2000-April
Age: 38                             2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel

                                    (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                    Incorporated). An officer of 91 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
 Phillip S. Gillespie,           Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary since 2006      Mr. Gillespie held the following positions at Merrill Lynch Investment Management:
Age: 42                             First Vice President (2001-September 2004); Director (2000-September 2004) and Vice
                                    President (1998-2000). An officer of 91 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------

         Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The other Trustees of the Fund are expected to receive the estimated compensation shown below from the Fund with respect to the
Fund's fiscal period from inception to May 31, 2007. The "Total Compensation from the Fund and Fund Complex" represents compensation, including accrued retirement benefits, for serving as a Trustee or Director and as a member of a committee (if applicable) of the Boards of the Fund and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2005.

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Name and Other Fund Position(s)        Aggregate                               Estimated Annual      Total Compensation From
                                                       Retirement Benefits
                                   Compensation From    Accrued as Part of       Benefits Upon
(as applicable)                       the Fund(1)         Fund Expenses          Retirement(2)      the Fund and Fund Complex
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- ------------------------------------------ ---------------------- --------------------------

                                             Fiscal period from                                      Year ended December 31,
                                          inception to May 31, 2007                                           2005

--------------------------------- ------------------------------------------ ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Clayton K. Yeutter                     $2,431(3)              $1,801               $103,146                 $173,700
Chairman of the Board
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Matthew P. Fink                         $1,588                $4,799                $2,641                   $61,936
Proxy Committee Member and
Regulatory & Oversight
Committee Member
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Robert G. Galli                         $1,810                $8,251              $100,824(4)              $264,812(5)
Regulatory & Oversight
Committee Chairman
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Phillip A. Griffiths                   $2,110(6)              $6,087                $34,972                 $150,760
Governance Committee Chairman
and Regulatory & Oversight
Committee Member
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Mary F. Miller
Audit Committee Member and              $1,495                $4,319                $7,128                  $103,254
Proxy Committee Member
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Joel W. Motley                         $2,110(7)              $2,077                $23,945                 $150,760
Audit Committee Chairman and
Regulatory & Oversight
Committee Member
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Kenneth A. Randall                      $1,877               None(8)                $85,944                 $134,080
Audit Committee Member and
Governance Committee Member
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Russell S. Reynolds, Jr.                $1,541                $4,121                $66,602                 $108,593
Proxy Committee Chairman and
Governance Committee Member
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Joseph M. Wikler((9))                $1,387(1(0))             $8,678                $13,200               $60,386(1(1))
Audit Committee Member
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Peter I. Wold((9))                      $1,387                $5,215                $12,727               $60,386((12))
Governance Committee Member
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Brian F. Wruble(1(3))                   $1,480                $3,075             $33,509(1(4))           $159,354(1(5))
Regulatory & Oversight
Committee Member
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
1. "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2. "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under
"Retirement Plan for Trustees."
3. Includes $608 deferred by Mr. Yeutter under the "Deferred Compensation Plan"
described below.
4. Includes $45,840 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
5.   Includes $135,500 paid to Mr. Galli for serving as a director or trustee of
     10 other Oppenheimer funds (at December 31, 2005) that are not Board I
     Funds.
6.   Includes $2,110 deferred by Mr. Griffiths under the "Deferred Compensation
     Plan" described below.
7.  Includes $844 deferred by Mr. Motley under the "Deferred Compensation Plan"
    described below.
8.  Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
9.   Mr. Wikler and Mr. Wold were elected as Board members of 23 of the Board I
     Funds as of August 17, 2005. They had served as Board members of the other
     11 Board I Funds prior to that date.
10.  Includes $693 deferred by Mr. Wikler under the "Deferred Compensation Plan"
     described below.
11.  Includes $23,500 paid to Mr. Wikler for serving as a director or trustee of one other Oppenheimer fund (at December 31, 2005) that is not a Board I
     Fund.
12.  Includes $23,500 paid to Mr. Wold for serving as a director or trustee of one other Oppenheimer fund (at December 31, 2005) that is not a Board I
     Fund.
13.  Mr. Wruble was appointed as Trustee of the Board I Funds on October 10,
     2005.
14.  Estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds. Mr.
     Wruble's service as a director or trustee of such funds will not be counted towards the fulfillment of his eligibility requirements for payments under the Board I retirement plan, described below.
15.  Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2005) that are not Board I
     Funds.

|X| Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80%
  of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The amount of retirement benefits a
  Trustee will receive depends on the amount of the Trustee's compensation, including future compensation, and the length of his or her service on the
  Board.

|X| Deferred Compensation Plan. The Board of Trustees has adopted a Deferred
  Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer Funds selected by the Trustees. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

         Deferral of the Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the
Trustee's deferred compensation account.

         |X|  Major Shareholders.

As of the date of this SAI, OppenheimerFunds, Inc. is the only shareholder of record of the Fund due to its initial investment of the "seed money" required for the Fund to commence operations.

    |X| Control  Persons.  The Manager and the  Oppenheimer  funds may invest in shares of the Fund. The Oppenheimer funds and the Manager will invest in Class E shares  of the  Fund and will  hold  100% of the  shares  of that  Class.  Those investments by the Oppenheimer funds may, from time to time, represent more than
25% of the  outstanding  voting  securities  of the Fund.  A  withdrawal  of the investment  of the Manager or an  Oppenheimer  fund could  adversely  affect the expense  ratio for  Class E shares  and/or  lead to an  increase  in the  Fund's portfolio  turnover.  In the event that any matter is submitted to a vote of the
Fund's  shareholders,  the  Manager  and  each  of the  Oppenheimer  funds  have undertaken  to vote their  securities  in the same  proportion  as the shares of other Fund shareholders, except on matters pertaining only to Class E shares. To the  extent  there  is a  vote  specific  to  only  Class  E  shareholders,  the
Oppenheimer  funds will vote in the best interests of the  shareholders  of that class. The Oppenheimer  funds are each organized in either the state of Maryland or the Commonwealth of  Massachusetts  and the Manager is organized in the state of Colorado.

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

|X| Code of Ethics. The Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the
Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the
Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager. The Fund does not have a Code of Ethics since it is a money market fund.

         |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which applied to the assets of the Fund as a whole. The Fees are allocated to each class of shares based on the relative proportion of the Fund's net assets represent by that class. The Fund is a new fund that has not yet completed its first fiscal year, therefore the total amount that the Fund paid to the Manager under the investment advisory agreement during the Fund's last three fiscal years is not yet available.

         The investment advisory agreement states that in the absence of willful misfeasance the Manager is not liable for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any security on its recommendation, whether or not such recommendation shall have been based on its own investigation and research or upon investigation and research by any other individual, firm or corporation. That recommendation must have been made, and such other individual, firm or corporation must have been selected, with due care and in good faith. However, the Manager is not excused from liability for its willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties, under the investment advisory agreement.

         The investment advisory agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name
"Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the right of the Fund to use the name
"Oppenheimer" as part of its name may be withdrawn.

     Portfolio  Manager.  The Fund's  portfolio is managed by Carol E. Wolf (the
"Portfolio  Manager").  She is the person who is responsible  for the day-to-day management of the Fund's investments.

     |X| Other Accounts  Managed.  In addition to managing the Fund's investment portfolio,  Ms. Wolf also manages other investment portfolios and other accounts on behalf  of the  Manager  or its  affiliates.  The  following  table  provides information  regarding the other  portfolios and accounts managed by Ms. Wolf as of the date of this SAI. No account has a performance-based advisory fee:

          Portfolio Manager                   Total Assets                  Total Assets in             Total Assets
                                 Registered   in Registered   Other Pooled
                                 Investment    Investment      Investment     Other Pooled   Other        in Other
                                 Companies      Companies       Vehicles       Investment    Accounts     Accounts
                                  Managed      Managed(1)       Managed     Vehicles Managed  Managed    Managed(2)
       ---------------------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------------------
                                     5                            None                         None
        Carol E. Wolf                           $23,396.9                          None                     None

       1. In millions.
       2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

         As indicated above, the Portfolio Manager also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies. For example, the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or she may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

Compensation  of the Portfolio  Manager.  The Fund's  Portfolio  Manager is
employed and  compensated  by the  Manager,  not the Fund.  Under the  Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to align  the  portfolio  managers'  and  analysts'
interests with the success of the funds and accounts and their shareholders. The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward creating shareholder value. As of the date of this SAI the
Portfolio Manager's  compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and  appreciation  rights in regard to the common stock of the Manager's holding  company  parent.  Senior  portfolio  managers  may also be  eligible to participate in the Manager's deferred compensation plan.

     To help the Manager  attract and retain  talent,  the base pay component of each  portfolio  manager is reviewed  regularly  to ensure that it reflects  the performance of the  individual,  is  commensurate  with the  requirements of the particular  portfolio,  reflects  any  specific  competence  or specialty of the individual  manager,  and is competitive  with other comparable  positions.  The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors,  including  a fund's  pre-tax  performance  for periods of up to five years,  measured against an appropriate benchmark selected by management.  The benchmark  with respect to the Fund is iMoneyNet  First Tier
Institutional  Money Market Funds.  Other factors  considered include management quality (such as style  consistency,  risk  management,  sector  coverage,  team leadership and coaching) and organizational development. The Portfolio Manager's compensation  is not based on the total  value of the Fund's  portfolio  assets, although the Fund's  investment  performance  may  increase  those  assets.  The compensation  structure is also intended to be internally equitable and serve to reduce  potential  conflicts  of  interest  between the Fund and other funds and accounts managed by the Portfolio  Manager.  The  compensation  structure of the other funds and  accounts  managed by the  Portfolio  Manager is the same as the compensation structure of the Fund, described above.

Ownership  of Fund  Shares.  As of the date of this  SAI, the Fund had not commenced  operations.  Accordingly,  the Portfolio Manager did not beneficially own any shares of the Fund.

Service Plan

The Distributor. Under its General Distributor's Agreement with the Fund,
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager, acts as the
Fund's principal underwriter and Distributor in the continuous public offering of the Fund's shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.

Service Plan. The Fund has adopted a Service Plan for Class P shares under Rule
12b-1 of the Investment Company Act. Under that plan the Fund pays the
Distributor for all or a portion of its costs incurred in connection with the servicing of the shares of Class P. The plan has been approved by a vote of the
Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

--------------------
(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

         Under the Plan, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing administrative services or that otherwise promote sales of the Fund's shares.
These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Unless the plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. The plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to the plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.

         While the plan is in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         The plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the
Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plan for Class P, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Independent Trustees.

|X| Class P Service Plan Fees. Under the Class P service plan, the Distributor uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class P shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class P service plan permits reimbursements to the Distributor at a rate of up to 0.25 % of average annual net assets of Class P shares. The Board has set the rate at that level.
The Distributor does not receive or retain the service fee on Class P shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the
Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to recipients at an annual rate not to exceed 0.25 % of the average annual net assets consisting of Class P shares held in the accounts of the recipients or their customers.

         Any unreimbursed expenses the Distributor incurs with respect to Class
P shares in any fiscal year cannot be recovered in subsequent years. The
Distributor may not use payments received under the Class P plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead. All payments under the Class P plan are subject to the limitation imposed by the Conduct Rules of the National Association of Securities Dealers,
Inc. on payments of asset based sales charges and service fees.

         |X| Portfolio Transactions. Portfolio decisions are based upon
recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees. Most purchases made by the Fund are principal transactions at net prices, so the Fund incurs little or no brokerage costs. The
Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the
Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Fund seeks to obtain prompt execution of orders at the most favorable net price. If broker/dealers are used for portfolio transactions, transactions may be directed to brokers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.
Investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

         The Fund's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Payments to Fund Intermediaries

         Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI. Additionally, the Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

         Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o Payments made by the Fund, or by an investor buying or selling shares of the
Fund may include:

o                    ongoing asset-based payments attributable to the share
                     class selected, including fees payable under the Fund's
                     service plan adopted under Rule 12b-1 under the Investment
                     Company Act, which are paid from the Fund's assets and
                     allocated to the class of shares to which the plan relates
                     (see "About the Fund -- Service Plans" above);
o                   shareholder servicing payments for providing omnibus
                    accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or Distributor for expenses they incur on behalf of the Fund.

o            Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o                   These types of payments may reflect compensation for
                    marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms
                    and programs, transaction processing or other services;
o                   The Manager and Distributor each may also pay other
                    compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the NASD.
                    Payments are made based on the guidelines established by the
                    Manager and Distributor, subject to applicable law.

         These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the
Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

         Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

         Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o            transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o            program support, such as expenses related to including the
             Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o            placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

         Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

         For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

  ADVEST INC.                                                AEGON
  A.G. Edwards & Sons, Inc.                              AIG Network
  Allianz Life Insurance Company                             Allstate Life Insurance Company
  Ameritas Life Insurance Corporation                        American Centurian Life Insurance
  American Enterprise Life Insurance                         American Express Financial Advisors Inc.
  American Portfolios                                        Annuity Investors Life
  AXA Advisors                                               Banc One Securities Corporation
  Bank of New York                                           Cadaret Grant & Co. Inc.
  Charter One Securities Inc.                                Chase Investment Services
  Citigroup Financial Network                                CitiStreet
  Citizens Bank of Rhode Island                              CJM Planning Corp.
  Columbus Life Insurance Company                            Commonwealth Financial Network
  CUNA Brokerage Services Inc.                               CUSO Financial Services, L.P.
  Federal Kemper                                             First Allied Securities Inc
  First Global Capital                                       GE Financial Assurance
  GlenBrook Life and Annuity Co.                             Great West Life & Annuity Co., Inc.
  HD Vest                                                    Hewitt Associates
  HSBC Brokerage (USA) Inc.                                  ING Network
  Jefferson Pilot Securities Corporation                     John Hancock Variable Life Insurance Company
  Kemper Life Assurance Company                              Legend Equities Corporation
  Legg Mason Wood Walker, Incorporated                       Lincoln National Life Insurance Company
  Lincoln Financial Advisors Corporation                     Lincoln Investment Planning
  Linsco/Private Ledger Corp.                                MassMutual Financial Group and affiliates
  McDonald Investments, Inc.                                 Merrill Lynch & Co., Inc. and affiliates
  Metlife and affiliates                                     Minnesota Life Insurance Company
  Morgan Stanley DW Inc.                                     NPH Network
  Nationwide and affiliates                                  New York Life Securities, LLC
  PacLife Network                                            Park Avenue Securities LLC
  Planmember Securities Corporation                          Prime Capital Services, Inc.
  Princor Financial Services Corporation                     Protective Life Insurance Co.
  Provident Mutual Insurance Company                         Prudential Investment Management Services LLC
  Raymond James Financial Services, Inc.                     Raymond James & Associates, Inc.
  RBC Dain Rauscher Inc.                                     Securities America, Inc.
  Security Benefit Life Insurance Company                    Signator Investments
  Sun Life Insurance Company                                 Suntrust Investment Services, Inc.
  Tower Square Securities, Inc                               Travelers Life & Annuity Co., Inc.
  UBS Financial Services Inc.                                Union Central Life Insurance Company
  Wachovia Securities LLC                                    Wells Fargo Investments, LLC

         For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

   ABN AMRO                                                   ADP
   Alliance Benefit Group                                     AMVESCAP Retirement Plans
   American Stock & Transfer                              Baden Retirement
   BCG                                                        Benefit Administration Co., LLC
   Benefit Administration, Inc.                               Benefit Plans Administrative Services
   Benetech, Inc.                                             BISYS Retirement Services
   Boston Financial Data Services                             Ceridian
   Circle Trust Company                                       Citigroup
   CitiStreet                                                 CPI
   Daily Access.Com, Inc.                                     Digital Retirement Solutions
   Dyatech                                                    ERISA Administrative Services, Inc.
   ExpertPlan.com                                             FAScore
   FBD Consulting                                             Federated Investors
   Fidelity Institutional                                     First National Bank of Omaha
   First Trust Corp.                                          Franklin Templeton
   Geller Group                                               Gold K
   Great West Financial Services Equities, Inc.               Hartford Life Insurance Co.
   ICMA - RC Services                                         In West Pension Mgmt
   Independent Plan Coordinators                              Ingham Group
   Interactive Retirement Systems, Ltd.                       Invesmart, Inc.
   Kaufman & Goble                                        Leggette & Co., Inc.
   Manulife                                                   MassMutual Financial Group and affiliates
   Matrix Settlement & Clearance Services                 Mellon HR Solutions
   Merrill Lynch & Co., Inc.                              Metavante
   Metlife Securities Inc.                                    MFS Investment Management
   Mid Atlantic Capital Corp.                                 Milliman USA
   Morgan Stanley DW Inc.                                     National City Bank
   National Financial Services Corp.                          National Investors Services Corp.
   Nationwide Investment Service Corp.                        New York Life Investment Management, Inc.
   Northwest Plan Services                                    Pension Administration and Consulting
   PFPC, Inc.                                                 PSMI Group
   Putnam Fiduciary Trust Company                             Quads Trust Company
   RSM McGladrey                                              SAFECO
   Charles Schwab & Co., Inc.                             Security Trust Company
   Sentinel / National Life                                   Standard Insurance Co
   Stanley, Hunt, Dupree & Rhine                          State Street Bank & Trust Company
   Suntrust Investment Services, Inc.                         Swerdlin & Co.
   T. Rowe Price Brokerage Services, L.P.                     Taylor, Perky & Parker, LLC
   The 401k Company                                           The Investment Center, Inc.
   Trusource                                                  Union Bank and Trust Co.
   USI Consulting Group                                       Vanguard Group
   Web401K.com                                                Wilmington Trust Company

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.645.2028.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. If the fund shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparisons with other investments:
     o   Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
     o   An investment in the Fund is not insured by the FDIC or any other government agency.
     o   The Fund's yield is not fixed or guaranteed and will fluctuate.
     o   Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

o Yields. The Fund's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

     The compounded effective yield for a seven-day period is calculated by: (1)
adding 1 to the base period return  (obtained as described  above),  (2) raising the sum to a power  equal to 365  divided by 7, and (3)  subtracting  1 from the result.

         The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

         |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         o Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                          1/n
                      ERV
                      ---    - 1 = Average Annual Total Return
                       P

         o Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                     ERV-P
                     -----   = Total Return
                       P

         |X| Other Performance Comparisons. Yield information may be useful to investors in reviewing the Fund's performance. The Fund may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM))
which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metropolitan areas. When comparing the Fund's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

         From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

         From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of investor/shareholder services by third parties may compare the services of the Oppenheimer funds to those of other mutual fund families selected by the rating or ranking services.
They may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

-------------------------------------------------------------------------------------------------------------------
A B O U T  Y O U R  A C C O U N T
-------------------------------------------------------------------------------------------------------------------

How to Buy Shares

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue physical share certificates.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                                     Oppenheimer Portfolio Series:
Oppenheimer Core Bond Fund                                    Active Allocation Fund
Oppenheimer California Municipal Fund                         Aggressive Investor Fund
Oppenheimer Capital Appreciation Fund                         Conservative Investor Fund
Oppenheimer Capital Income Fund                               Moderate Investor Fund
Oppenheimer Champion Income Fund                              Oppenheimer Principal Protected Main Street Fund
Oppenheimer Convertible Securities Fund                       Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Developing Markets Fund                           Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Discovery Fund                                    Oppenheimer Quest Balanced Fund
Oppenheimer Dividend Growth Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Emerging Growth Fund                              Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Real Asset Fund
Oppenheimer Global Fund                                       Oppenheimer Real Estate Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Growth Fund                                       Oppenheimer Rochester National Municipals
Oppenheimer High Yield Fund                                   Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Bond Fund                           Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Diversified Fund                    Oppenheimer Select Value Fund
Oppenheimer International Growth Fund                         Oppenheimer Senior Floating Rate Fund
Oppenheimer International Small Company Fund                  Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Value Fund                          Oppenheimer Strategic Income Fund
Oppenheimer Limited Term California Municipal Fund            Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government Fund                      Oppenheimer Value Fund
Oppenheimer Limited Term Municipal Fund                       Limited-Term New York Municipal Fund
Oppenheimer Main Street Fund                                  Rochester Fund Municipals
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund

And the following money market funds:
Oppenheimer Cash Reserves                                     Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

         Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated
Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class E,
Class L and Class P shares and the dividends payable on Class E , Class L and
Class P shares may be reduced by incremental expenses borne solely by that class. A salesperson may be entitled to receive compensation from his or her firm for selling Class P shares of the Fund.

Fund Account Fees. As stated in the Prospectus, there is no annual "Minimum
Balance Fee".

The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Value Per Share. The net asset value per share of the
Fund is determined one hour after the close of the New York Stock Exchange (the
"NYSE"), on any day that the NYSE is open for trading (referred to in this
Prospectus as a "regular business day"), at the time the Fund's dividends are calculated.. The NYSE generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days. The calculation is done by dividing the value of the
Fund's net assets by the number of shares that are outstanding. All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's web site at www.nyse.com.

         The Fund's Board of Trustees has adopted the amortized cost method to value the Fund's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.

         The Fund's Board of Trustees has established procedures reasonably designed to stabilize the Fund's net asset value at $1.00 per share. Those procedures include a review of the Fund's portfolio holdings by the Board of
Trustees, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

         The Board of Trustees will examine the extent of any deviation between the Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than
0.5%, Rule 2a-7 under the Investment Company Act of 1940 requires the Board of
Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

         During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Fund but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

         The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for  business  on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the day the redemption  order is received in good order;
provided  that the  redemption  order is  received by the Fund prior to the time that the Fund's net asset value is calculated. In those circumstances,  the wire will not be  transmitted  until the next bank  business day on which the Fund is open for business.  No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Special Arrangements for Reinvestment in Fund Shares. Shareholders may reinvest in Fund shares after their account has been closed without meeting the minimum investment requirement that applies to initial share purchases.

Dividends and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

              The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

         |X| Qualification as a Regulated Investment Company. The Fund has
elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses, and net short-term capital gain in excess of net long-term capital loss) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax). The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.

         The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

         |X| Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         |X| Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct, taxpayer identification number or to properly certify that number when acquired,
(2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The
Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the
Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP is the independent registered public accounting firm of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

                                   Appendix A

                               RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa"
securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier
"2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1:  Issuer has a superior ability for repayment of senior  short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o        Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o        Nature of and provisions of the obligation; and
o        Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated "AAA" have the highest rating assigned by Standard
&  Poor's.  The  obligor's  capacity  to meet its  financial  commitment  on the obligation is extremely strong.

AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES: A Standard & Poor's note rating  reflects the liquidity  factors and market  access  risks  unique  to notes.  Notes due in three  years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.  The following  criteria will be used in making that assessment: o Amortization  schedule-the larger the final maturity relative to other maturities,  the more likely it will be treated as a note; and o Source of payment-the  more  dependent the issue is on the market for its  refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit risk.  The capacity for timely  payment of financial  commitments  is considered strong.  This  capacity  may,  nevertheless,  be more  vulnerable  to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit risk.  The capacity for timely  payment of financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit risk  developing,  particularly as the result of adverse  economic change over time. However, business or financial alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
commitments,  plus  vulnerability to near-term  adverse changes in financial and economic conditions.

C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Dominion Bond Rating Service Limited ("DBRS")

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating. Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1
(high)" category (which few companies are able to achieve), entities rated "R-1
(middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection. Short term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2: Short term debt rated "R-2" is of adequate credit quality and within the three subset grades (high, middle, low), debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas.
Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as the "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

A.M. Best Company, Inc.
Debt Ratings

A Best's Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's Best's Rating opinion is under review and may be subject to near-term change.

A.M. Best's Long-Term Credit Rating Scale is used when assigning a Best's
Long-Term Debt Rating. The list below outlines the specific ratings and descriptions in this area.
                             Long-Term Debt Ratings
            Investment Grade                      Non-Investment Grade
                       aaa (Exceptional) bb (Speculative)
                      aa (Very Strong) b (Very Speculative)
               a (Strong)                  ccc, cc, c (Extremely Speculative)
             bbb (Adequate)                          d (In Default)

     Note: Debt Ratings displayed with an (i) denote indicative ratings A Best's
Short-Term  Debt  Rating is an  opinion as to the  issuer's  ability to meet its obligations  having maturities  generally less than one year, such as commercial paper.  The list below outlines the specific ratings in this area along with the associated descriptions. Short-Term Debt Ratings Investment Grade Non-Investment
Grade AMB-1+ (Strongest) AMB-4  (Speculative) AMB-1 (Outstanding) d (In Default)
AMB-2 (Satisfactory) AMB-3 (Adequate) Issuer Credit Ratings

A Best's Long-Term Credit Rating is an opinion as to the ability of the rated entity to meet its senior obligations. These ratings are assigned to insurance companies, holding companies, or other legal entities authorized to issue financial obligations.
Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Issuer Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing)
and indicates that the company's Best's Rating opinion is under review and may be subject to near-term change. A.M. Best's Long-Term Issuer Credit Rating scale is used when assigning a Best's Issuer Credit Rating (ICR). The list below outlines the specific ratings in this area along with the associated descriptions.
                Non-Insurance Company                                      Insurance Company
                Issuer Credit Ratings                                    Issuer Credit Ratings
     Investment Grade         Non-Investment Grade           Investment Grade           Non-Investment Grade
    aaa (Exceptional)           bb (Speculative)            aaa (Exceptional)                bb (Fair)
     aa (Very Strong)         b (Very Speculative)            aa (Superior)                 b (Marginal)
        a (Strong)           ccc, cc, c (Extremely            a (Excellent)                ccc, cc (Weak)
                                  Speculative)
      bbb (Adequate)             d (In Default)              bbb (Very Good)                  c (Poor)
                                                                                           d (In Default)
A Best's Short-Term Issuer Credit Rating is an opinion as to the ability of the rated entity to meet its senior financial committments on obligations maturing in generally less than one year. The list below outlines the specific ratings in this area along with the associated descriptions.
                        Short-Term Issuer Credit Ratings
            Investment Grade                      Non-Investment Grade
                     AMB-1+ (Strongest) AMB-4 (Speculative)
                       AMB-1 (Outstanding) d (In Default)
          AMB-2 (Satisfactory)
            AMB-3 (Adequate)

                                   Appendix B

                            Industry Classifications

Aerospace & Defense                                 Industrial Conglomerates
Air Freight & Couriers                              Insurance
Airlines                                            Internet & Catalog Retail
Asset Backed Securities                             Internet Software & Services
Auto Components                                     IT Services
Automobiles                                         Leasing & Factoring
Beverages                                           Leisure Equipment & Products
Biotechnology                                       Machinery
Broker-Dealer                                       Marine
Building Products                                   Media
Capital Markets                                     Metals & Mining
Chemicals                                           Multiline Retail
Commercial Banks                                    Multi-Utilities
Commercial Finance                                  Municipal
Commercial Services & Supplies                      Office Electronics
Communications Equipment                            Oil & Gas
Computers & Peripherals                             Paper & Forest Products
Construction & Engineering                          Personal Products
Construction Materials                              Pharmaceuticals
Consulting & Services                               Real Estate
Consumer Finance                                    Repurchase Agreements
Containers & Packaging                              Road & Rail
Distributors                                        Semiconductor and Semiconductor Equipment
Diversified Financial Services                      Software
Diversified Telecommunication Services              Special Purpose Financial
Electric Utilities                                  Specialty Retail
Electrical Equipment                                Textiles, Apparel & Luxury Goods
Electronic Equipment & Instruments                  Thrifts & Mortgage Finance
Energy Equipment & Services                         Tobacco
Food & Staples Retailing                            Trading Companies & Distributors
Food Products                                       Transportation Infrastructure
Foreign Government                                  U.S. Government Agencies-Full Faith and Credit Agencies
Gas Utilities                                       U.S. Government Agencies-Government Sponsored Enterprises
Health Care Equipment & Supplies                    U.S. Government Instrumentalities
Health Care Providers & Services                    U.S. Government Obligations
Hotels Restaurants & Leisure                        Water Utilities
Household Durables                                  Wireless Telecommunication Services
Household Products

-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund
-------------------------------------------------------------------------------------------------------------------

Internet Website:
www.oppenheimerfunds.com

Investment Advisor
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
(1.800.645.2028)

Custodian Bank
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Registered Independent Public Accounting Firm
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

Counsel to the Funds
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019

                   OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23. - Exhibits

(a) Declaration of Trust dated March 22, 2006: Previously filed with
Registrant's Registration Statement on Form N-1A, 4/10/06, and incorporated herein by reference.

(b) By-Laws dated April 19, 2006: Previously filed with Registrant's
Pre-Effective Amendment No. 1, 7/6/06, and incorporated herein by reference.

(c) Not applicable. See Exhibits (a) and (b).

(d) Investment Advisory Agreement dated April 19, 2006: Previously filed with
Registrant's Pre-Effective Amendment No. 1, 7/6/06, and incorporated herein by reference.

(e) (i) General Distributor's Agreement dated April 19, 2006: Previously filed with Registrant's Pre-Effective Amendment No. 1, 7/6/06, and incorporated herein by reference.

         (ii) Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

         (iii) Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

         (iv) Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

         (v) Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

         (vi) Trust Company Agency Agreement of OppenheimerFunds Distributor,
Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(f) (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), (10/25/01), and incorporated herein by reference.

         (ii) Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the
Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), (10/28/98), and incorporated by reference.

(g) Global Custodial Services Agreement dated July 15, 2003, between Registrant and Citibank, N.A.: Previously filed with Pre-Effective Amendment No. 2 to the
Registration Statement of Oppenheimer International Large-Cap Core Trust (Reg.
No. 333-106014), (8/5/2003) and incorporated herein by reference.

(h) Not applicable

(i) Opinion and Consent of Counsel: To be filed by amendment.

(j) Independent Auditor's Consent: To be filed by amendment.

(k) Not applicable.

(l) Investment Letter from OppenheimerFunds, Inc. to Registrant: To be filed by amendment.

(m) Service Plan and Agreement for Class P shares dated April 19, 2006:
Previously filed with Registrant's Pre-Effective Amendment No. 1, 7/6/06, and incorporated herein by reference.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
8/11/05: Previously filed with Post-Effective Amendment No. 5 to the
Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg. No.
333-40186), (9/27/05), and incorporated herein by reference.

(o) Powers of Attorney for all Trustees and Principal Officers: Previously filed with Registration Statement of Oppenheimer Absolute Return Fund (Reg. No.
333-135492) (6/30/06), and incorporated herein by reference.

(p) Not applicable. The Registrant is a Money Market Fund.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------- ----------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.                   Other Business and Connections During the Past Two Years
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy L. Abbuhl,                       Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emeline S. Adwers,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Agan,                             Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholders   Services,   Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,  Inc., Centennial Asset Management Corporation and OFI Private
                                         Investments, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carl Algermissen,                        Formerly  Associate Counsel & Legal Compliance Officer at Great West-Life &
Vice President & Associate Counsel       Annuity Insurance Co. (February 2004-October 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Amato,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik Anderson,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Beck Apostolopoulos,              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Janette Aprilante,                       Secretary   (since   December  2001)  of:   Centennial   Asset   Management
Vice President & Secretary               Corporation,   OppenheimerFunds   Distributor,   Inc.,   HarbourView  Asset
                                         Management   Corporation   (since  June  2003),   Oppenheimer   Real  Asset
                                         Management,   Inc.,  Shareholder  Financial  Services,   Inc.,  Shareholder
                                         Services,  Inc., Trinity Investment  Management  Corporation (since January
                                         2005),  OppenheimerFunds  Legacy  Program,  OFI Private  Investments,  Inc.
                                         (since June 2003) and OFI Institutional Asset Management,  Inc. (since June
                                         2003). Assistant Secretary of OFI Trust Company (since December 2001).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hany S. Ayad,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Baker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Bailey,                         Senior Vice President of  Shareholder  Services,  Inc.  (since March 2006).
Senior Vice President                    Formerly  Vice  President at T. Row Price Group  (September  2000 - January
                                         2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Baldwin,                         President  and  Director  of  Shareholder  Financial  Services,   Inc.  and
Executive Vice President                 Shareholder  Services,  Inc.  Formerly  Managing  Director at Deutsche Bank
                                         (March 2001 - March 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Banta,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joanne Bardell,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Bass,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Baum,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeff Baumgartner,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Baylin,                             Formerly Portfolio Manager at J.P. Morgan (June 2002-August 2005.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Todd Becerra,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lalit K. Behal                           Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Beichert,                       Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald B. Bellamy,                       Assistant Vice President (Sales Manager of the  International  Division) of
Assistant Vice President                 OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik S. Berg,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Bertucci,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rajeev Bhaman,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig Billings,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Binning,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert J. Bishop,                        Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc. and
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Beth Bleimehl,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John R. Blomfield,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa I. Bloomberg,                       Formerly First Vice President & Associate  General Counsel of UBS Financial
Vice President & Associate Counsel       Services Inc. (May 1999-May 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Veronika Boesch,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Chad Boll,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antulio N. Bomfim,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John C. Bonnell,                         Vice  President of  Centennial  Asset  Management  Corporation.  Formerly a
Vice President                           Portfolio Manager at Strong Financial Corporation (May 1999-May 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michelle Borre Massick,                  None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori E. Bostrom,                         Formerly Vice  President & Corporate  Counsel at Prudential  Financial Inc.
Vice President & Senior Counsel          (October 2002 - November 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Bourgeois,                          Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Boydell,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Bromberg,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joan Brunelle,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristine Bryan-Levin,                    Formerly Senior Vice President at Brown Brothers Harriman  (November 2002 -
Vice President                           May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stephanie Bullington,                    Formerly Fund  Accounting  Manager at Madison  Capital  Management  Company
Assistant Vice President                 (July 2005 - October 2005 and Fund Accounting  Officer at Butterfield  Fund
                                         Services (Bermuda) Limited (a wholly
                                         owned subsidiary of the Bank of NT
                                         Butterfield & Sons) (September 2003 -
                                         June 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Burke,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Burns,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoffrey Caan,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Campbell,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine Carroll,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Debra Casey,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maria Castro,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Chaffee,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Chibnik,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Sheng Chu,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Clark,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
H.C. Digby Clements,                     None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Peter V. Cocuzza,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald James Concepcion,                 Formerly   (until   November   2004)   an  RIA   Marketing   Associate   of
Assistant Vice President                 OppenheimerFunds, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Corbett,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Susan Cornwell,                          Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholder   Services,    Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,    Inc.,   Centennial   Asset   Management   Corporation   and
                        OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cheryl Corrigan,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Belinda J. Cosper,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Cottier,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Coulston,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George Curry,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie C. Cusker,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Dachille, Formerly Fixed Income Director at National Railroad Retirement
Investment Vice President Trust (May 2003 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Damian,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Demarco,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig P. Dinsell,                        None
Executive Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randall C. Dishmon,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gavin Dobson,                            Formerly President at Britannic Asset Management  International  (September
Vice President                           2001 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rebecca K. Dolan,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven D. Dombrower,                     Senior Vice President of OFI Private  Investments,  Inc.; Vice President of
Vice President                           OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Doyle,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bruce C. Dunbar,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Dvorak,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Edmiston,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
A. Taylor Edwards,                       Formerly Associate at Dechert LLP (September 2000 - December 2005).
Assistant Vice President & Assistant
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Venkat Eleswarapu,                       Formerly  Associate  Professor  of Finance at Texas Tech  University  (July
Vice President                           2005 - December  2005) and  Assistant  Professor  of  Finance  at  Southern
                                         Methodist University (January 1999 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel R. Engstrom,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James Robert Erven                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George R. Evans,                         None
Senior Vice President & Director of
International Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward N. Everett,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathy Faber,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Falicia,                           Assistant  Secretary  (as of July  2004) of  HarbourView  Asset  Management
Assistant Vice President                 Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Farkas,                          Formerly Associate at Epstein Becker & Grenn, P.C.  (September 2000 - March
Assistant Vice President and Assistant   2006).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristie Feinberg,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emmanuel Ferreira,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald H. Fielding,                      Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Director of ICI
Senior Vice President;                   Mutual Insurance Company;  Governor of St. John's College;  Chairman of the
Chairman of the Rochester Division       Board of  Directors  of  International  Museum  of  Photography  at  George
                                         Eastman House.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bradley G. Finkle,                       Vice  President of  OppenheimerFunds  Distributor,  Inc.  Formerly  Head of
Vice President                           Business Management/Proprietary  Distribution at Citigroup Asset Management
                          (August 1986-September 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John E. Forrest,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Foxhoven,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Colleen M. Franca,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barbara Fraser,                          Formerly Attorney in Private Practice (April 2000 - November 2005).
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Frengillo,                        Formerly  Continuous  Improvement  Manager at RR Donnelley & Sons (February
Assistant Vice President                 1988 - June 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dominic Freud,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dan Gagliardo,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hazem Gamal,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Seth Gelman,                             Formerly an Associate in the Asset  Management  Legal Department at Goldman
Vice President                           Sachs & Co. (February 2003 - August 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Gerlach,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Subrata Ghose,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles W. Gilbert,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Gibson,                             Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip S. Gillespie,                    Formerly First Vice President of Merrill Lynch Investment  Management (2001
Senior Vice President & Deputy General   to September 2004).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alan C. Gilston,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jacqueline Girvin-Harkins,               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill E. Glazerman,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin J. Gord,                        Vice  President of  HarbourView  Asset  Management  Corporation  and of OFI
Vice President                           Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leyla Greengard,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert B. Grill,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol Guttzeit,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Haley,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marilyn Hall,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Haney,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Hauenstein,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert W. Hawkins,                       Formerly an  Associate  at Shearman  and  Sterling  LLP (July 2004 - August
Assistant Vice President & Assistant     2005) and Dechert LLP (September 2000 -June 2004).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas B. Hayes,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Heathwood,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Heidi Heikenfeld,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Annika Helgerson,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Henderson,                        Formerly  Director of Corporate  Purchasing and Risk  Management at StarTek
Assistant Vice President                 Inc. (January 2003 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hermann,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dennis Hess,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph Higgins,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dorothy F. Hirshman,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hoelscher,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Hourihan,                          Assistant  Secretary of OFI  Institutional  Asset  Management,  Inc. (since
Vice President & Associate Counsel       April 2006).  Formerly Vice President and Senior  Counsel at  Massachusetts
                                         Financial Service Company (June 2004 - March 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Hrybenko,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott T. Huebl,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Margaret Hui,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dana Hunter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Huttlin,                            Senior Vice  President  (Director  of the  International  Division)  (since
Vice President                           January 2004) of OFI Institutional Asset Management,  Inc.; Director (since
                                         June 2003) of OppenheimerFunds (Asia)
Limited.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James G. Hyland,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Bridget Ireland,                   Vice President (since January 2004) of OppenheimerFunds Distributor Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen T. Ives,                        Vice  President and Assistant  Secretary of  OppenheimerFunds  Distributor,
Vice President, Senior Counsel &         Inc. and  Shareholder  Services,  Inc.;  Assistant  Secretary of Centennial
Assistant Secretary                      Asset   Management   Corporation,   OppenheimerFunds   Legacy  Program  and
                      Shareholder Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Jaume,                           Senior Vice President of HarbourView  Asset Management  Corporation and OFI
Vice President                           Institutional Asset Management, Inc.; Director of OFI Trust Company.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Frank V. Jennings,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Jennings,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Johnson,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Kadehjian,                          Formerly  Vice  President,  Compensation  Manager  at The  Bank of New York
Assistant Vice President                 (November 1996-November 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Kandilis,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rezo Kanovich,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas W. Keffer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Keogh,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Kiernan,                            Formerly  Vice  President and Senior  Compliance  Officer,  Guardian  Trust
Assistant Vice President & Marketing     Company,  FSB at The  Guardian  Life  Insurance  Company of America  (since
Compliance Manager                       February 1998 - November 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin S. Korn,                          Formerly a Senior Vice President at Bank of America  (Wealth and Investment
Senior Vice President                    Management Technology Group) (March 2002-August 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dimitrios Kourkoulakos,                  None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Kramer,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Kunz,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gloria LaFond,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Lamentino,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Lange,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.  and OFI  Private
Vice President                           Investments, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey P. Lagarce,                      President & Chief Marketing Officer of OFI Institutional  Asset Management,
Senior Vice President                    Inc.  as  of  January  2005.  Formerly  Executive  Vice  President-Head  of
                                         Fidelity  Tax-Exempt  Services  Business  at Fidelity  Investments  (August
                                         1996-January 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Latino,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristina Lawrence,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gayle Leavitt,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher M. Leavy,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Lee,                               Formerly Vice  President at Delaware  Investments  (October 2000 - February
Vice President                           2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randy Legg,                              None
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Leitzinger,                        Senior  Vice  President  of  Shareholder  Services,  Inc.  and  Shareholder
Senior Vice President                    Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Leverenz,                         Formerly,  a  research/technology  analyst at Goldman  Sachs,  Taiwan  (May
Vice President                           2002-May 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael S. Levine,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Levitt,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gang Li,                                 None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Shanquan Li,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie A. Libby,                          Senior Vice President of OFI Private  Investment,  Inc. Formerly  Executive
Senior Vice President                    Vice President & Chief  Operating  Officer at Fred Alger  Management,  Inc.
                                         (July 1996 - February 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Lifshey,                          Formerly a  Marketing  Manager at PIMCO  Advisors  (January  2002-September
Assistant Vice President                 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell J. Lindauer,                    None
Vice President & Assistant General
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bill Linden,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Malissa B. Lischin,                      Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Lolli,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel G. Loughran                       None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patricia Lovett,                         Vice  President of  Shareholder  Financial  Services,  Inc. and Senior Vice
Vice President                           President of Shareholder Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Misha Lozovik, Formerly Senior Director at Clinical Development Capital LLC/Care
Capital Vice President LLC (August 2002 - October 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven Lucaccini, Formerly Director and High Yield Analyst at UBS Global Asset
Management Assistant Vice President (November 2001 - April 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dongyan Ma,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Macchia,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark H. Madden,                          Formerly  Senior Vice  President & Senior  Portfolio  Manager  with Pioneer
Vice President                           Investments, Inc. (July 1990 - July 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry Mandzij,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angelo G. Manioudakis                    Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Susan Mattisinko,                        Assistant   Secretary   of   Centennial   Asset   Management   Corporation,
Vice President & Associate Counsel       HarbourView Asset Management  Corporation,  Trinity  Investment  Management
                                         Corporation,  OppenheimerFunds  Legacy  Program,  OFI Private  Investments,
                                         Inc., OFI Institutional  Asset Management,  Inc. and Oppenheimer Real Asset
                                         Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carolyn Maxson,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William T. Mazzafro,                     Formerly  self-employed as a consultant securities (January 2004 - December
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Trudi McKenna,                           Formerly Leadership  Development Supervisor at JetBlue Airways (July 2003 -
Assistant Vice President                 October 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jay Mewhirter,                           Formerly Director of Application  Development at AMVESCAP (September 1999 -
Vice President                           March 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elizabeth McCormack,                     Vice  President and Assistant  Secretary of  HarbourView  Asset  Management
Vice President                           Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McDonnell,                        Formerly Senior Vice President at Lehman Bros. (April 1995 - March 2006).
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McGovern,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles L. McKenzie,                     Chairman of the Board,  Director,  Chief Executive Officer and President of
Senior Vice President                    OFI Trust Company;  Chairman,  Chief Executive  Officer,  Chief  Investment
                                         Officer and Director of OFI
                                         Institutional Asset Management, Inc.;
                                         Chief Executive Officer, President,
                                         Senior Managing Director and Director
                                         of HarbourView Asset Management
                                         Corporation; Chairman, President;
                                         Director of Trinity Investment
                                         Management Corporation and Vice
                                         President of Oppenheimer Real Asset
                                         Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Medev,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucienne Mercogliano,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Andrew J. Mika,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jan Miller,                              Formerly a Supervisor at Janus (May 2004-October 2004).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rejeev Mohammed,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nikolaos D. Monoyios,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Mulachy,                            None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John V. Murphy,                          President  and  Management  Director  of  Oppenheimer   Acquisition  Corp.;
Chairman, President, Chief               President  and  Director  of  Oppenheimer  Real  Asset  Management,   Inc.;
Executive Officer & Director             Chairman  and  Director  of  Shareholder  Services,  Inc.  and  Shareholder
                                         Financial   Services,   Inc.;   Director  of  Centennial  Asset  Management
                                         Corporation,  OppenheimerFunds  Distributor,  Inc., OFI Institutional Asset
                                         Management,  Inc.,  Trinity  Investment  Management  Corporation,   Tremont
                                         Capital Management,  Inc., HarbourView Asset Management Corporation and OFI
                                         Private  Investments,  Inc.;  Executive  Vice  President  of  Massachusetts
                                         Mutual Life Insurance Company;  Director of DLB Acquisition Corporation;  a
                                         member of the Investment Company Institute's Board of Governors.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meaghan Murphy, Formerly Marketing Professional, RFP Writer at JP Morgan Fleming
Asset Assistant Vice President Management (May 2002 - October 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Suzanne Murphy,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas J. Murray,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kenneth Nadler,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Newman,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Nichols,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Norman,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James B. O'Connell,                      Formerly a Senior Designer Manager of OppenheimerFunds,  Inc. (April 2002 -
Assistant Vice President                 December 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew O'Donnell,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tony Oh,                                 Formerly  Director of SEC Reporting at Teletech Holdings (July 2004 - April
Assistant Vice President                 2005. Audit Manager at Deloitte & Touche (January 1997 - June 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John O'Hare,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John J. Okray,                           Formerly Vice President,  Head of Trust Operations at Lehman Brothers (June
Vice President                           2004-October  2004)  prior  to which he was an  Assistant  Vice  President,
                                         Director of Trust Services at Cambridge  Trust Company  (October  2002-June
                                         2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lerae A. Palumbo,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anthony Parish,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Patton,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Pellegrino,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allison C. Pells,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert H. Pemble,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori L. Penna,                           Formerly  an  RFP   Manager/Associate   at  JPMorgan   Chase  &  Co.  (June
Vice President                           2001-September 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Petersen,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marmeline Petion-Midy, Formerly a Senior Financial Analyst with General Motors,
NY Treasurer's Assistant Vice President Office (July 2000-Augut 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Pfeffer,                           Senior Vice President of HarbourView  Asset  Management  Corporation  since
Senior Vice President & Chief            February 2004.
Financial Officer
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sanjeev Phansalkar,                      Formerly  Consultant at The  Solomon-Page  Group  (October 2004 - September
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Phillips,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Phillips,                          Formerly  Vice  President  at Merrill  Lynch  Investment  Management  (June
Vice President                           2000-July 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Pilc,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Piper,                              Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeaneen Pisarra,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nicolas Pisciotti,                       Formerly Assistant Vice President at ING (April 2002 - May 2005).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jason Pizzorusso,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Poiesz,                            Formerly a Senior  Portfolio  Manager at Merrill  Lynch  (October  2002-May
Senior Vice President, Head of Growth    2004).
Equity Investments
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sergei Polevikov,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Semyon Polyak,                           Formerly Vice  President and  Co-Portfolio  Manager at Pioneer  Investments
Vice President                           (June 1998 - August 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey Portnoy,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Preuss,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen Puckett,                           Formerly  Sennior  Program  Manager  at  Dendant   Telecommunications  (May
Assistant Vice President                 2002-September 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jane C. Putnam,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Quarles,                            Formerly a Principal at AIM Management Group,  Inc.  (October  1997-October
Assistant Vice President                 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael E. Quinn,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie S. Radtke,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Norma J. Rapini,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Corry E. Read,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Reinganum,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Reiter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Rhodes,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Richter,                            Vice  President  of  HarbourView  Asset  Management  Corporation.  Formerly
Vice President                           Investment  Officer at Alaska  Permanent  Fund  Corporation  (April  2005 -
                                         February  2006);  Vice  President at Loomis Sayles & Co. (July 1997 - April
                                         2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Claire Ring,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Grace Roberts,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Robertson,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Robis,                            Formerly a  Proprietary  Trader at J.P.  Morgan  Chase & Co. (May  2004-May
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antoinette Rodriguez,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacey Roode,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey S. Rosen,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacy Roth,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James H. Ruff,                           President & Director of OppenheimerFunds  Distributor,  Inc. and Centennial
Executive Vice President                 Asset  Management  Corporation;  Executive  Vice  President  of OFI Private
                                         Investments, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adrienne Ruffle,                         Formerly  an  Associate  with  Sidley  Austin  Brown & Wood LLP  (September
Assistant Vice President & Assistant     2002-February 2005).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kim Russomanno,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald Rutledge,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Anne Ryan,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Ryan, Formerly a research analyst in the large equities group at Credit
Suisse Vice President Asset Management (August 2001-June 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rohit Sah,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Valerie Sanders,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Karen Sandler,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rudi W. Schadt,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen P. Schoenfeld,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott A. Schwegel,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allan P. Sedmak                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer L. Sexton,                      Senior Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Asutosh Shah,                            Formerly Vice  President at Merrill  Lynch  Investment  Managers  (February
Vice President                           2002 - February 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kamal Shah, Formerly Senior Vice President Chief Technology Officer at Tremont
Capital Vice President Management (March 1998 - July 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nava Sharma,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Satvinder Singh,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Siomades,                         Formerly  Vice  President,  Portfolio  Management  at  Curian  Capital  LLC
Vice President                           (December 2002 - September 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David C. Sitgreaves,                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward James Sivigny                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Enrique H. Smith,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Louis Sortino,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith J. Spencer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marco Antonio Spinar,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard A. Stein,                        None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur P. Steinmetz,                     Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Stevens,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John P. Stoma,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amy Sullivan,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Deborah A. Sullivan,                     Secretary of OFI Trust Company.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Sussman,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Swaney,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian C. Szilagyi,                       Director of Financial  Reporting and  Compliance at First Data  Corporation
Assistant Vice President                 (April 2003-June 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Tartaglia,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin Telles,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Toner,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melinda Trujillo,                        Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leonid Tsvayg,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith Tucker,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cameron Ullyat,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angela Uttaro,                           None
Assistant Vice President: Rochester
Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark S. Vandehey,                        Vice   President   and  Chief   Compliance   Officer  of   OppenheimerFunds
Senior Vice President & Chief            Distributor,  Inc., Centennial Asset Management Corporation and Shareholder
Compliance Officer                       Services,  Inc.; Chief Compliance  Officer of HarbourView  Asset Management
                                         Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,
                                         Inc., Trinity Investment Management  Corporation,  OppenheimerFunds  Legacy
                                         Program,  OFI  Private  Investments  Inc.  and OFI  Trust  Company  and OFI
                      Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maureen Van Norstrand,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nancy Vann,                              Formerly  Assistant  General Counsel at Reserve  Management  Company,  Inc.
Vice President & Assistant Counsel       (April to December 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rene Vecka,                              None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Vermette,                        Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elaine Villas-Obusan,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip F. Vottiero,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Walsh,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry A. Webman,                         Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher D. Weiler,                   None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Weiner,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barry D. Weiss,                          Vice  President  of  HarbourView   Asset  Management   Corporation  and  of
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melissa Lynn Weiss,                      None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Wells,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph J. Welsh,                         Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Diederick Werdmolder,                    Director of OppenheimerFunds  International Ltd. and  OppenheimerFunds  plc
Senior Vice President                    and  OppenheimerFunds  (Asia)  Limited;  Senior  Vice  President  (Managing
                                         Director  of  the  International   Division)  of  OFI  Institutional  Asset
                                         Management, Inc..
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine M. White,                      Assistant Vice President of OppenheimerFunds  Distributor,  Inc.; member of
Assistant Vice President                 the American Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William L. Wilby,                        None
Senior Vice President & Senior
Investment Officer, Director of
Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Troy Willis,                             None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Donna M. Winn,                           President,  Chief Executive Officer & Director of OFI Private  Investments,
Senior Vice President                    Inc.; Director & President of OppenheimerFunds  Legacy Program; Senior Vice
                                         President of OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Philip Witkower,                         Senior Vice President of OppenheimerFunds Distributor, Inc.

Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian W. Wixted,                         Treasurer of HarbourView  Asset  Management  Corporation;  OppenheimerFunds
                                         International Ltd.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder
Senior Vice President & Treasurer        Services,   Inc.,   Shareholder  Financial  Services,   Inc.,  OFI  Private
                                         Investments,    Inc.,   OFI   Institutional    Asset   Management,    Inc.,
                                         OppenheimerFunds plc and
                                         OppenheimerFunds Legacy Program;
                                         Treasurer and Chief Financial Officer
                                         of OFI Trust Company; Assistant
                                         Treasurer of Oppenheimer Acquisition
                                         Corp.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol E. Wolf,                           Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    Centennial  Asset  Management  Corporation;  serves  on  the  Board  of the
                                         Colorado Ballet.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Oliver Wolff,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Wolfgruber,                         Director of Tremont Capital Management,  Inc., HarbourView Asset Management
Executive Vice President, Chief          Corporation  and OFI  Institutional  Asset  Management,  Inc.  (since  June
Investment Officer & Director            2003).   Management  Director  of  Oppenheimer   Acquisition  Corp.  (since
                                         December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Caleb C. Wong,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward C. Yoensky,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucy Zachman,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert G. Zack                           General  Counsel  of  Centennial  Asset  Management  Corporation;   General
Executive Vice President &               Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
General Counsel                          President and General Counsel of HarbourView  Asset Management  Corporation
                                         and OFI  Institutional  Asset  Management,  Inc.;  Senior  Vice  President,
                                         General  Counsel and  Director of  Shareholder  Financial  Services,  Inc.,
                                         Shareholder  Services,  Inc., OFI Private  Investments,  Inc. and OFI Trust
                                         Company;    Director   and   Assistant    Secretary   of   OppenheimerFunds
                                         International Ltd and OppenheimerFunds  plc; Vice President,  Secretary and
                                         General Counsel of Oppenheimer  Acquisition Corp.;  Director of Oppenheimer
                                         Real Asset  Management,  Inc. and  OppenheimerFunds  (Asia) Limited);  Vice
                                         President of OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Neal A. Zamore,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anna Zatulovskaya,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark D. Zavanelli,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alex Zhou,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald Zibelli, Jr.                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur J. Zimmer,                        Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund Oppenheimer California Municipal Fund Oppenheimer
Capital Appreciation Fund Oppenheimer Capital Income Fund Oppenheimer Cash
Reserves Oppenheimer Champion Income Fund Oppenheimer Convertible Securities
Fund (a series of Bond Fund Series) Oppenheimer Core Bond Fund (a series of
Oppenheimer Integrity Funds) Oppenheimer Developing Markets Fund Oppenheimer
Discovery Fund Oppenheimer Dividend Growth Fund Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund Oppenheimer Enterprise Fund Oppenheimer
Equity Fund, Inc.
Oppenheimer Global Fund Oppenheimer Global Opportunities Fund Oppenheimer Gold &
Special Minerals Fund Oppenheimer Growth Fund Oppenheimer High Yield Fund
Oppenheimer International Bond Fund Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund Oppenheimer International Small Company
Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust) Oppenheimer Limited Term California Municipal Fund Oppenheimer
Limited-Term Government Fund Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund) Oppenheimer Main Street Fund (a series of
Oppenheimer Main Street Funds, Inc.) Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund Oppenheimer MidCap Fund Oppenheimer Money
Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc. Oppenheimer Quest Value Fund,
Inc. Oppenheimer Real Asset Fund Oppenheimer Real Estate Fund Oppenheimer
Rochester Arizona Municipal Fund Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund Oppenheimer Rochester
Michigan Municipal Fund Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund Oppenheimer Rochester Virginia
Municipal Fund Oppenheimer Select Value Fund Oppenheimer Senior Floating Rate
Fund Oppenheimer Series Fund, Inc. (1 series):
          Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA Oppenheimer Main Street Fund/VA Oppenheimer
     Main Street Small Cap Fund/VA Oppenheimer MidCap Fund/VA Oppenheimer Money
     Fund/VA Oppenheimer Strategic Bond Fund/VA Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

     The address of the Oppenheimer  funds listed above,  Shareholder  Financial
Services,   Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management, Inc.
and  OppenheimerFunds  Legacy  Program is 6803  South  Tucson  Way,  Centennial,
Colorado 80112-3924.

     The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private  Investments  Inc.,  OFI  Institutional   Asset  Management,   Inc.  and
Oppenheimer  Trust Company is Two World  Financial  Center,  225 Liberty Street,
11th Floor, New York, New York 10281-1008.

     The  address of Tremont  Capital  Management,  Inc. is 555  Theodore  Fremd
Avenue, Suite 206-C, Rye, New York 10580.

     The address of  OppenheimerFunds  International  Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds (Asia) Limited is Central Tower, 28 Queen's
Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in
Item 26(b) above (except Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                                Position & Office                    Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Timothy Abbhul(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Janette Aprilante(2)                            Secretary                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Barker                                    Vice President                       None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Beichert(1)                            Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Rocco Benedetto(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert J. Bishop(1)                             Treasurer                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Blinzler(1)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David A. Borrelli                               Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey R. Botwinick(2)                         Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michelle Brennan(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
L. Scott Brooks(2) Vice President None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin E. Brosmith                               Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick Campbell(1)                             Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Andrew Chonofsky                                Vice President                       None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Angelanto Ciaglia(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Melissa Clayton(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Rodney Constable(1)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Susan Cornwell(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Neev Crane                                      Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Julian C. Curry                                 Vice President                       None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey D. Damia(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Davis(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                       Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Dombrower(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George P. Dougherty                             Vice President                       None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ryan C. Drier                                   Vice President                       None
2240 Breton Road SE
Grand Rapids, MI 49525
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cliff H. Dunteman                               Vice President                       None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Hillary Eigen(2)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Eiler(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent M. Elwell                                  Vice President                       None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gregg A. Everett                                Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George R. Fahey(1)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric C. Fallon                                  Vice President                       None
10 Worth Circle
Newton, MA 02458
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Deanna Farrugia(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Joseph Fernandez                                Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark J. Ferro(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bradley Finkle(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric P. Fishel                                  Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick W. Flynn (1)                            Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John E. Forrest(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jayme D. Fowler                                 Vice President                       None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lucio Giliberti                                 Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Gottesman                               Vice President                       None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Raquel Granahan(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ralph Grant                                     Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kahle Greenfield(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Grossjung                                  Vice President                       None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael D. Guman                                Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James E. Gunther                                Vice President                       None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin J. Healy(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin Hennessey                                 Vice President                       None
8634 Forest Run Lane
Orlando, FL 32836
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elyse R. Jurman Herman                          Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William E. Hortz(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Edward Hrybenko(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Husch(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                             Vice President & Assistant           Assistant Secretary
                                                Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                            Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nivan Jaleeli                                   Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric K. Johnson(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina J. Keller(2)                          Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Keogh(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lisa Klassen(1)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Klein                                   Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Knott(1)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brent A. Krantz                                 Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David T. Kuzia(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Lange(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Paul R. LeMire                                  Assistant Vice President             None
7 Cormorant Drive
Middletown, NJ 07748
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric J. Liberman(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Malissa Lischin(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Loncar(1)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Craig Lyman                                     Vice President                       None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Malik                                   Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven C. Manns                                 Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Todd A. Marion(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Theresa-Marie Maynier                           Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John C. McDonough                               Vice President                       None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent C. McGowan                                 Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Medina(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Daniel Melehan                                  Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark Mezzanotte                                 Vice President                       None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Matthew L. Michaelson                           Vice President                       None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Clint Modler(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Moser(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David W. Mountford                              Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gzim Muja                                       Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John V. Murphy(2)                               Director                             President & Trustee
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy Jean Murray                               Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John S. Napier                                  Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina Nasta(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bradford G. Norford                             Vice President                       None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alan Panzer                                     Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Park(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Perkes                                 Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles K. Pettit(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine M. Puleo-Carter(2)                       Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Minnie Ra                                       Vice President                       None

100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dusting Raring                                  Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael A. Raso(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard E. Rath                                 Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William J. Raynor(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ruxandra Risko(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David R. Robertson(2)                           Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nicole Robbins(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ian M. Roche                                    Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth A. Rosenson                             Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James H. Ruff(2)                                President & Director                 None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Matthew Rutig                                   Vice President                       None
199 North Street
Ridgefield, CT 06877
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William R. Rylander                             Vice President                       None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Sabow                                    Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Saunders                                   Vice President                       None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill Schmitt(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Schmitt(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William Schories                                Vice President                       None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles F. Scully                               Vice President                       None
125 Cypress View Way
Apex, NC 27502
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Sharp                                      Vice President                       None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William Sheluck(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Debbie A. Simon                                 Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryant Smith(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Bruce Smith                             Vice President                       None
3635 NW Sierra Drive,
Camas, WA 98607
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christopher M. Spencer                          Vice President                       None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John A. Spensley                                Vice President                       None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alfred St. John(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryan Stein                                     Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Stoma(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wayne Strauss(3)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Summe                                  Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Sussman(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George T. Sweeney                               Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William K. Tai(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Taylor(2)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Martin Telles(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David G. Thomas                                 Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Barrie L. Tiedemann                             Vice President                       None
1774 Sheridan Drive
Ann Arbor, MI 48104
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                             Vice President and Chief             Vice President and Chief
                                                Compliance Officer                   Compliance Officer
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Vincent Vermete(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine Villas-Obusan(2)                         Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cynthia Walloga(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth Lediard Ward                            Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Teresa Ward(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael J. Weigner                              Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donn Weise                                      Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Chris G. Werner(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Catherine White(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donna Winn(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Peter Winters                                   Vice President                       None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Philip Witkower(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Meredith Wolff(2)                               Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cary Patrick Wozniak                            Vice President                       None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Charles Young                              Vice President                       None
3914 Southwestern
Houston, TX 77005
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill Zachman(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert G. Zack(2)                               General Counsel & Director           Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Walter Zinych                                   Vice President                       None
630 North Franklin St., Apt. 718
Chicago, IL 60610
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Zito(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 15th day of
August, 2006.

                                  Oppenheimer Institutional Money Market Fund

                                  By: /s/ John V. Murphy
                                      --------------------------------------------------
                                      John V. Murphy, President, Principal
                                      Executive Officer, & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                     Date

/s/ Clayton K. Yeutter*                     Chairman of the
-------------------------------
Clayton K.Yeutter                           Board of Trustees                           August 15, 2006

/s/ John V. Murphy*                         President, Principal
-------------------------------
John V. Murphy                              Executive Officer and Trustee               August 15, 2006

/s/ Brian W. Wixted*                        Treasurer, Principal                        August 15, 2006
-------------------------------
Brian W. Wixted                             Financial & Accounting Officer

/s/ Matthew P. Fink*                        Trustee                                     August 15, 2006
-------------------------------
Matthew P.Fink

/s/ Robert G. Galli*                        Trustee                                     August 15, 2006
-------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths*                   Trustee                                     August 15, 2006
-------------------------------
Phillip A. Griffiths

/s/ Mary F. Miller*                         Trustee                                     August 15, 2006
-------------------------------
Mary F. Miller

/s/ Joel W. Motley*                         Trustee                                     August 15, 2006
-------------------------------
Joel W. Motley

/s/ Kenneth A. Randall*                     Trustee                                     August 15, 2006
-------------------------------
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.*               Trustee                                     August 15, 2006
-----------------------------
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                       Trustee                                     August 15, 2006
-------------------------------
Joseph M. Wikler

/s/ Peter I. Wold*                          Trustee                                     August 15, 2006
-------------------------------
Peter I. Wold

/s/ Brian F. Wruble*                        Trustee                                     August 15, 2006
-------------------------------
Brian F. Wruble

*By:     /s/ Phillip S. Gillespie
         ---------------------------
         Phillip S. Gillespie, Attorney-in-Fact